UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-22873

Name of Fund: BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 04/30/2016

Item 1 – Report to Stockholders

APRIL 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock CoRI Funds

➢	BlackRock CoRI 2015 Fund
➢	BlackRock CoRI 2017 Fund
➢	BlackRock CoRI 2019 Fund
➢	BlackRock CoRI 2021 Fund
➢	BlackRock CoRI 2023 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK CORI FUNDS	APRIL 30, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Risk assets (such as equities and high yield bonds) suffered in this environment.

After a painful start to the new year, fears of a global recession began to fade as the first quarter wore on, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year brought valuations to more reasonable levels, creating some appealing entry points for investors in 2016. Nonetheless, slow but relatively stable growth in the United States is countered by a less optimistic global economic outlook and uncertainties around the efficacy of China’s policy response, the potential consequences of negative interest rates in Europe and Japan, and a host of geopolitical risks.

For the 12 months ended April 30, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.43%	1.21%
U.S. small cap equities (Russell 2000® Index)	(1.90)	(5.94)
International equities (MSCI Europe, Australasia, Far East Index)	(3.07)	(9.32)
Emerging market equities (MSCI Emerging Markets Index)	(0.13)	(17.87)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.14	0.15
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.76	3.74
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.82	2.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	5.16
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.38	(1.08)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of April 30, 2016	BlackRock CoRI Funds

Investment Objective

The BlackRock CoRI Funds’ (the “Funds”) investment objective is to seek to provide long-term investment results that correspond to the total return of each Fund’s respective benchmark.

Portfolio Management Commentary

How did the Funds perform?

•

For the six-month period ended April 30, 2016, the Funds’ Institutional Shares of CoRI 2015 Fund and CoRI 2017 Fund performed in line while CoRI 2019 Fund, CoRI 2021 Fund and CoRI 2023 Fund outperformed their respective primary benchmarks. The Funds’ Investor A Shares of CoRI 2015 Fund, CoRI 2017 Fund and CoRI 2019 Fund underperformed their respective primary benchmarks, while Investor A Shares of CoRI 2021 Fund and CoRI 2023 Fund performed in line. The following discussion of relative performance pertains to each Fund’s respective primary benchmark.

What factors influenced performance?

•

The Funds were positioned to match the performance of their respective benchmarks. The sampling methodology used to replicate the return of its respective benchmark was the key factor in each Fund’s relative performance. With that said, the Funds were helped by having longer durations than their respective peer groups. (Duration is a measure of interest-rate sensitivity.) Longer-term bonds outperformed the overall market during the past six months, reflecting the environment of slow global growth.

•	The Funds utilized futures positions in order to manage interest rate exposure, but there was no significant impact to performance.

Describe recent portfolio activity.

•

In order to provide results that corresponded to each benchmarks’ total return, the Funds selected securities in accordance with their relative proportion within the respective benchmarks. The Funds also considered credit quality, industry, maturity structure, coupon rates and call features when selecting securities.

•

The Funds were rebalanced on a monthly basis to reflect changes in their respective benchmarks. Each Fund’s benchmark has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings. The strategic allocation of each Fund’s benchmark is systematically adjusted on a monthly basis to reflect the remaining investment time horizon.

Describe portfolio positioning at period end.

•	As of period end, the Funds were positioned to match the risk and return characteristics of their respective benchmarks.

4	BLACKROCK CORI FUNDS	APRIL 30, 2016

BlackRock CoRI 2015 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2016

	Average Annual Total Returns[5]
				1 Year		Since Inception[6]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.47%	1.03%	6.25%	6.25%	N/A	9.12%	N/A
Investor A	2.13	0.63	6.09	5.89	1.66%	8.85	6.88%
Cost of Retirement Index 2015	—	—	6.24	6.36	N/A	9.52	N/A
Barclays U.S. Aggregate Bond Index	—	—	2.82	2.72	N/A	3.73	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,062.50	$1.33	$1,000.00	$1,023.61	$1.31	0.26%
Investor A	$1,000.00	$1,060.90	$2.56	$1,000.00	$1,022.41	$2.51	0.50%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period shown).

[8]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK CORI FUNDS	APRIL 30, 2016	5

BlackRock CoRI 2017 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2016

				Average Annual Total Returns[5]
				1 Year		Since Inception[6]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.56%	1.12%	6.33%	5.58%	N/A	9.79%	N/A
Investor A	2.23	0.74	6.14	5.29	1.08%	9.53	7.56%
Cost of Retirement Index 2017	—	—	6.31	5.71	N/A	10.17	N/A
Barclays U.S. Aggregate Bond Index	—	—	2.82	2.72	N/A	3.73	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,063.30	$1.33	$1,000.00	$1,023.61	$1.31	0.26%
Investor A	$1,000.00	$1,061.40	$2.61	$1,000.00	$1,022.36	$2.56	0.51%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period shown).

[8]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

6	BLACKROCK CORI FUNDS	APRIL 30, 2016

BlackRock CoRI 2019 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2016

				Average Annual Total Returns[5]
				1 Year		Since Inception[6]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.77%	1.43%	6.85%	6.01%	N/A	10.92%	N/A
Investor A	2.42	1.06	6.70	5.76	1.53%	10.67	8.67%
Cost of Retirement Index 2019	—	—	6.77	6.09	N/A	11.29	N/A
Barclays U.S. Aggregate Bond Index	—	—	2.82	2.72	N/A	3.73	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,068.50	$1.34	$1,000.00	$1,023.61	$1.31	0.26%
Investor A	$1,000.00	$1,067.00	$2.62	$1,000.00	$1,022.36	$2.56	0.51%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period shown).

[8]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK CORI FUNDS	APRIL 30, 2016	7

BlackRock CoRI 2021 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2016

				Average Annual Total Returns[5]
				1 Year		Since Inception[6]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.01%	1.73%	7.73%	6.24%	N/A	11.58%	N/A
Investor A	2.65	1.37	7.69	6.01	1.77%	11.34	9.33%
Cost of Retirement Index 2021	—	—	7.64	6.28	N/A	12.04	N/A
Barclays U.S. Aggregate Bond Index	—	—	2.82	2.72	N/A	3.73	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 31, 2014.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,077.30	$1.34	$1,000.00	$1,023.61	$1.31	0.26%
Investor A	$1,000.00	$1,076.90	$2.58	$1,000.00	$1,022.41	$2.51	0.50%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period shown).

[8]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

8	BLACKROCK CORI FUNDS	APRIL 30, 2016

BlackRock CoRI 2023 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2016

				Average Annual Total Returns[5]
				1 Year		Since Inception[6]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.17%	1.85%	8.37%	5.53%	N/A	12.35%	N/A
Investor A	2.80	1.32	8.25	5.31	1.10%	12.07	10.05%
Cost of Retirement Index 2023	—	—	8.29	5.56	N/A	13.00	N/A
Barclays U.S. Aggregate Bond Index	—	—	2.82	2.72	N/A	3.73	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on January 31, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,083.70	$1.30	$1,000.00	$1,023.66	$1.26	0.25%
Investor A	$1,000.00	$1,082.50	$2.59	$1,000.00	$1,022.41	$2.51	0.50%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period shown).

[8]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK CORI FUNDS	APRIL 30, 2016	9

BlackRock CoRI 2015 Fund

Overview of the Fund’s Total Investments

Portfolio Composition	4/30/16
U.S. Treasury Obligations	59%
Corporate Bonds	41

Credit Quality Allocation[1]	4/30/16
AAA/Aaa[2]	59%
AA/Aa	4
A	20
BBB/Baa	17

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BlackRock CoRI 2017 Fund

Overview of the Fund’s Total Investments

Portfolio Composition	4/30/16
U.S. Treasury Obligations	60%
Corporate Bonds	40

Credit Quality Allocation[1]	4/30/16
AAA/Aaa[2]	60%
AA/Aa	4
A	19
BBB/Baa	17

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BlackRock CoRI 2019 Fund

Overview of the Fund’s Total Investments

Portfolio Composition	4/30/16
U.S. Treasury Obligations	62%
Corporate Bonds	38

Credit Quality Allocation[1]	4/30/16
AAA/Aaa[2]	62%
AA/Aa	4
A	18
BBB/Baa	16

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

10	BLACKROCK CORI FUNDS	APRIL 30, 2016

BlackRock CoRI 2021 Fund

Overview of the Fund’s Total Investments

Portfolio Composition	4/30/16
U.S. Treasury Obligations	61%
Corporate Bonds	39

Credit Quality Allocation[1]	4/30/16
AAA/Aaa[2]	61%
AA/Aa	4
A	19
BBB/Baa	16

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BlackRock CoRI 2023 Fund

Overview of the Fund’s Total Investments

Portfolio Composition	4/30/16
U.S. Treasury Obligations	55%
Corporate Bonds	45

Credit Quality Allocation[1]	4/30/16
AAA/Aaa[2]	55%
AA/Aa	4
A	22
BBB/Baa	19

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BLACKROCK CORI FUNDS	APRIL 30, 2016	11

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2015 and held through April 30, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities, and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

12	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.9%
Lockheed Martin Corp.:
4.85%, 9/15/41	$10	$11,543
4.07%, 12/15/42	10	10,427
Northrop Grumman Corp., 3.25%, 8/01/23	25	26,338
United Technologies Corp.:
3.10%, 6/01/22	15	15,871
5.70%, 4/15/40	15	19,024
4.50%, 6/01/42	25	27,844

		111,047
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34	10	11,031
4.10%, 2/01/45	10	9,989
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,884

		27,904
Automobiles — 0.4%
Daimler Finance North America LLC, 8.50%, 1/18/31	5	7,912
Ford Motor Co., 4.75%, 1/15/43	35	36,385

		44,297
Banks — 4.0%
BNP Paribas SA, 3.25%, 3/03/23	20	20,747
Cooperatieve Rabobank UA, 3.88%, 2/08/22	75	80,739
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,365
HSBC Finance Corp., 6.68%, 1/15/21	25	28,723
HSBC Holdings PLC, 6.10%, 1/14/42	60	76,199
Sumitomo Mitsui Financial Group, Inc., 3.78%, 3/09/26	25	26,127
Wells Fargo & Co.:
3.00%, 1/22/21	25	25,948
3.50%, 3/08/22	25	26,566
3.45%, 2/13/23	75	76,825
3.30%, 9/09/24	15	15,459
5.38%, 11/02/43	5	5,696
5.61%, 1/15/44	25	29,286
4.65%, 11/04/44	10	10,366
4.90%, 11/17/45	30	32,438

		469,484
Beverages — 1.2%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	7	7,721
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	43	43,323
Diageo Investment Corp.:
2.88%, 5/11/22	25	26,114
4.25%, 5/11/42	10	10,781
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,851
PepsiCo, Inc.:
2.75%, 3/01/23	35	36,539
4.00%, 3/05/42	10	10,381

		145,710

Corporate Bonds	Par (000)	Value
Biotechnology — 0.6%
Amgen, Inc., 6.40%, 2/01/39	$15	$19,370
Biogen, Inc., 3.63%, 9/15/22	20	21,340
Celgene Corp., 3.55%, 8/15/22	25	26,168

		66,878
Capital Markets — 3.6%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	20,876
Bank of New York Mellon Corp., 4.15%, 2/01/21	25	27,329
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	19,360
Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	41,453
6.13%, 2/15/33	35	42,857
6.75%, 10/01/37	55	66,675
Morgan Stanley:
3.75%, 2/25/23	25	26,057
3.70%, 10/23/24	75	77,363
5.00%, 11/24/25	25	27,211
4.35%, 9/08/26	10	10,333
3.95%, 4/23/27	30	29,956
4.30%, 1/27/45	20	20,311
State Street Corp., 3.70%, 11/20/23	10	10,884

		420,665
Chemicals — 0.6%
CF Industries, Inc., 5.15%, 3/15/34	5	4,938
Dow Chemical Co., 7.38%, 11/01/29	5	6,533
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	25,303
Ecolab, Inc., 4.35%, 12/08/21	25	27,851
LYB International Finance BV, 4.88%, 3/15/44	5	5,222
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	5	6,032

		75,879
Commercial Services & Supplies — 0.2%
Republic Services, Inc., 5.25%, 11/15/21	25	28,509
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	30	39,680
Motorola Solutions, Inc., 4.00%, 9/01/24	10	9,726

		49,406
Consumer Finance — 0.7%
American Express Co., 4.05%, 12/03/42	20	20,296
Capital One Financial Corp., 3.50%, 6/15/23	25	25,347
John Deere Capital Corp., 2.80%, 1/27/23	10	10,173
MasterCard, Inc., 3.38%, 4/01/24	25	26,797

		82,613
Diversified Financial Services — 6.5%
Bank of America Corp.:
5.63%, 7/01/20	25	28,093
3.30%, 1/11/23	45	45,733
4.13%, 1/22/24	25	26,505
4.00%, 1/22/25	25	25,038
4.25%, 10/22/26	55	56,214
5.88%, 2/07/42	15	18,567

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	13

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Bank of America Corp. (continued):
5.00%, 1/21/44	$10	$11,146
4.88%, 4/01/44	15	16,502
Series L, 4.75%, 4/21/45	5	5,003
Citigroup, Inc.:
3.88%, 10/25/23	25	26,436
5.50%, 9/13/25	25	27,696
4.30%, 11/20/26	45	46,062
8.13%, 7/15/39	25	38,329
6.68%, 9/13/43	10	12,385
4.65%, 7/30/45	15	16,041
Deutsche Bank AG, 4.10%, 1/13/26	10	10,045
General Electric Capital Corp., 3.10%, 1/09/23	50	53,088
General Electric Co.:
6.75%, 3/15/32	40	55,288
5.88%, 1/14/38	10	13,184
JPMorgan Chase & Co.:
4.50%, 1/24/22	75	82,827
3.38%, 5/01/23	25	25,280
3.88%, 9/10/24	45	46,497
6.40%, 5/15/38	25	33,788
5.63%, 8/16/43	30	35,247
Northern Trust Corp., 3.95%, 10/30/25	10	10,917

		765,911
Diversified Telecommunication Services — 3.7%
AT&T, Inc.:
3.00%, 2/15/22	25	25,570
3.80%, 3/15/22	25	26,480
6.30%, 1/15/38	20	23,856
6.55%, 2/15/39	10	12,141
5.35%, 9/01/40	25	26,925
6.38%, 3/01/41	10	11,934
5.55%, 8/15/41	5	5,542
5.15%, 3/15/42	5	5,251
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	12,943
Verizon Communications, Inc.:
4.50%, 9/15/20	25	27,642
5.15%, 9/15/23	50	57,505
6.40%, 9/15/33	35	43,904
6.55%, 9/15/43	25	32,976
4.86%, 8/21/46	40	42,868
4.52%, 9/15/48	30	30,444
5.01%, 8/21/54	20	20,541
4.67%, 3/15/55	30	29,012

		435,534
Electric Utilities — 1.6%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	15	19,445
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	12,092
Duke Energy Florida LLC, 6.40%, 6/15/38	25	34,923
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	10,887
Georgia Power Co., 4.30%, 3/15/42	15	16,160
Pacific Gas & Electric Co.:
6.05%, 3/01/34	20	26,558
5.40%, 1/15/40	20	24,706
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	13,098
Southern Power Co., 5.15%, 9/15/41	5	5,220

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Virginia Electric & Power Co., 8.88%, 11/15/38	$15	$24,320

		187,409
Energy Equipment & Services — 0.4%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,151
Enterprise Products Operating LLC:
5.95%, 2/01/41	10	11,070
5.70%, 2/15/42	15	16,386
Halliburton Co., 7.45%, 9/15/39	15	19,693

		52,300
Food & Staples Retailing — 0.1%
Walgreen Co., 3.10%, 9/15/22	10	10,203
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,949
Kellogg Co., 4.50%, 4/01/46	10	10,554
Kraft Heinz Foods Co. (fka Kraft Foods Group, Inc.):
3.50%, 6/06/22	25	26,526
5.00%, 6/04/42	10	11,149

		59,178
Health Care Equipment & Supplies — 0.6%
Express Scripts Holding Co., 4.75%, 11/15/21	25	27,487
Medtronic, Inc.:
4.63%, 3/15/44	6	6,825
4.63%, 3/15/45	35	39,927

		74,239
Health Care Providers & Services — 0.8%
Aetna, Inc., 6.63%, 6/15/36	5	6,337
Anthem, Inc., 5.10%, 1/15/44	20	21,998
Cardinal Health, Inc., 3.20%, 3/15/23	15	15,517
UnitedHealth Group, Inc.:
6.88%, 2/15/38	15	21,276
4.75%, 7/15/45	20	23,108

		88,236
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,939
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	7,140
Koninklijke Philips NV, 6.88%, 3/11/38	10	12,658

		19,798
Industrial Conglomerates — 0.4%
General Electric Co.:
2.70%, 10/09/22	10	10,328
4.50%, 3/11/44	30	33,711

		44,039
Insurance — 1.4%
Aflac, Inc., 3.63%, 6/15/23	15	15,873
Allstate Corp., 3.15%, 6/15/23	10	10,375
American International Group, Inc.:
3.38%, 8/15/20	25	25,863
4.13%, 2/15/24	25	26,175
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,419
AXA SA, 8.60%, 12/15/30	5	6,701
MetLife, Inc.:
4.88%, 11/13/43	25	27,139

See Notes to Financial Statements.

14	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Insurance (continued)
MetLife, Inc. (continued):
4.05%, 3/01/45	$15	$14,368
Prudential Financial, Inc., 6.63%, 12/01/37	10	12,549
Travelers Cos., Inc., 4.60%, 8/01/43	10	11,339

		160,801
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	25	27,102
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	14,844
Media — 3.2%
21st Century Fox America, Inc.:
6.40%, 12/15/35	35	44,118
5.40%, 10/01/43	10	11,543
Comcast Corp.:
3.13%, 7/15/22	25	26,499
4.25%, 1/15/33	5	5,404
6.45%, 3/15/37	20	26,927
6.40%, 3/01/40	20	27,568
4.65%, 7/15/42	15	16,927
Discovery Communications LLC, 6.35%, 6/01/40	15	15,605
NBCUniversal Media LLC:
6.40%, 4/30/40	20	27,517
5.95%, 4/01/41	5	6,533
Omnicom Group, Inc., 3.63%, 5/01/22	20	21,222
Thomson Reuters Corp., 5.85%, 4/15/40	2	2,219
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	17,262
7.30%, 7/01/38	5	6,147
6.75%, 6/15/39	5	5,920
Time Warner, Inc.:
4.05%, 12/15/23	25	27,008
7.63%, 4/15/31	25	32,889
6.10%, 7/15/40	15	18,148
5.35%, 12/15/43	10	11,201
Viacom, Inc., 4.38%, 3/15/43	10	7,922
Walt Disney Co., 2.35%, 12/01/22	15	15,351

		373,930
Metals & Mining — 0.7%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	15	15,991
5.00%, 9/30/43	10	11,169
Newmont Mining Corp., 6.25%, 10/01/39	5	5,226
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	16,371
Southern Copper Corp.:
5.25%, 11/08/42	15	12,922
5.88%, 4/23/45	20	18,335

		80,014
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	21,168
Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	21,577
BP Capital Markets PLC:
3.25%, 5/06/22	20	20,606
2.75%, 5/10/23	25	24,975
ConocoPhillips:
5.90%, 5/15/38	10	11,616
6.50%, 2/01/39	20	24,816

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Holding Co., 6.95%, 4/15/29	$15	$18,052
Devon Financing Co. LLC, 7.88%, 9/30/31	15	16,059
Marathon Petroleum Corp., 5.13%, 3/01/21	25	27,108
Petro-Canada, 6.80%, 5/15/38	5	5,903
Phillips 66, 5.88%, 5/01/42	5	5,831
Suncor Energy, Inc., 6.50%, 6/15/38	25	29,436
TransCanada PipeLines Ltd.,
7.63%, 1/15/39	15	19,361
6.10%, 6/01/40	10	11,675
Valero Energy Corp., 6.63%, 6/15/37	15	16,857

		253,872
Pharmaceuticals — 2.0%
Abbott Laboratories, 5.30%, 5/27/40	5	5,713
AbbVie, Inc.:
2.90%, 11/06/22	25	25,542
4.40%, 11/06/42	10	10,303
AstraZeneca PLC:
3.38%, 11/16/25	15	15,630
6.45%, 9/15/37	10	13,388
4.38%, 11/16/45	10	10,827
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	26,924
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	20,699
Merck & Co., Inc., 2.80%, 5/18/23	25	26,199
Pfizer, Inc., 7.20%, 3/15/39	35	51,642
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	25,113

		231,980
Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co., 7.38%, 3/15/32	15	18,672
Road & Rail — 0.1%
Norfolk Southern Corp., 4.84%, 10/01/41	15	16,719
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,027
Intel Corp., 4.80%, 10/01/41	10	11,325

		17,352
Software — 0.6%
Oracle Corp.:
2.50%, 10/15/22	25	25,513
6.13%, 7/08/39	20	26,400
5.38%, 7/15/40	15	18,217

		70,130
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	15	19,717
Technology Hardware, Storage & Peripherals — 0.3%
HP, Inc. (fka Hewlett-Packard Co.):
4.65%, 12/09/21	25	26,695
6.00%, 9/15/41	10	9,410

		36,105
Tobacco — 0.6%
Altria Group, Inc.:
4.00%, 1/31/24	10	11,055
4.25%, 8/09/42	5	5,266
5.38%, 1/31/44	10	12,411
Philip Morris International, Inc.:
3.60%, 11/15/23	15	16,290

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	15

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued):
4.88%, 11/15/43	$15	$17,465
4.25%, 11/10/44	10	10,685

		73,172
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	20	24,362
Vodafone Group PLC:
2.95%, 2/19/23	15	14,997
6.15%, 2/27/37	20	23,506
4.38%, 2/19/43	10	9,454

		72,319
Total Corporate Bonds — 40.5%		4,760,075

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.50%, 11/15/24	80	116,928
5.25%, 11/15/28	25	34,026
6.13%, 8/15/29	45	66,535
4.38%, 2/15/38	20	26,805
4.38%, 11/15/39	10	13,361
4.25%, 11/15/40	30	39,429
3.13%, 2/15/42	20	22,049
2.75%, 11/15/42	20	20,459
3.63%, 8/15/43	20	24,081
3.75%, 11/15/43	20	24,628
3.63%, 2/15/44	20	24,057
3.38%, 5/15/44	10	11,493
3.13%, 8/15/44	20	21,938
3.00%, 11/15/44	40	42,811
U.S. Treasury Notes:
2.63%, 8/15/20	50	52,947
2.13%, 8/31/20	40	41,527
2.63%, 11/15/20	20	21,209

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
2.38%, 12/31/20	$30	$31,505
2.13%, 1/31/21	20	20,780
3.63%, 2/15/21	20	22,174
3.13%, 5/15/21	25	27,215
2.00%, 10/31/21	20	20,634
1.50%, 1/31/22	20	20,067
1.75%, 2/28/22	30	30,490
1.75%, 3/31/22	30	30,477
1.75%, 5/15/23	40	40,411
2.75%, 11/15/23	40	43,180
2.75%, 2/15/24	30	32,381
2.50%, 5/15/24	30	31,814
2.38%, 8/15/24	20	21,006
2.25%, 11/15/24	45	46,795
2.00%, 2/15/25	50	50,936
2.13%, 5/15/25	100	102,824
2.00%, 8/15/25	65	66,107
2.25%, 11/15/25	70	72,661
U.S. Treasury Principal STRIPS, 0.00%, 2/15/31 (a)	7,560	5,524,062
Total U.S. Treasury Obligations — 58.3%		6,839,802
Total Long-Term Investments (Cost — $10,439,866) — 98.8%		11,599,877

Short-Term Securities — 1.2%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	139,087	139,087
Total Short-Term Securities (Cost — $139,087) — 1.2%		139,087
Total Investments (Cost — $10,578,953) — 100.0%		11,738,964
Other Assets Less Liabilities — 0.0%		1,255

Net Assets — 100.0%		$11,740,219

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	157,525	(18,438)	139,087	$245

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	June 2016	$163,313	$(1,977)

See Notes to Financial Statements.

16	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock CoRI 2015 Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	[1]	—	—	—	—	$1,977	—	$1,977

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$11,410	—	$11,410

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(1,851)	—	$(1,851)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$162,172

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,599,877	—	$11,599,877
Short-Term Securities	$139,087	—	—	139,087

Total	$139,087	$11,599,877	—	$11,738,964

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,977)	—	—	$(1,977)
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash pledged for futures contracts of $4,400 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	17

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.6%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$15,641
Northrop Grumman Corp., 3.25%, 8/01/23	10	10,535
United Technologies Corp.:
3.10%, 6/01/22	10	10,581
4.50%, 6/01/42	35	38,982

		75,739
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	15	16,547
5.10%, 1/15/44	10	11,443
4.10%, 2/01/45	10	9,989
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,884

		44,863
Automobiles — 0.4%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,823
Ford Motor Co., 4.75%, 1/15/43	35	36,386

		52,209
Banks — 3.0%
BNP Paribas SA, 3.25%, 3/03/23	5	5,187
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,366
HSBC Holdings PLC, 6.10%, 1/14/42	60	76,199
Sumitomo Mitsui Financial Group, Inc., 3.78%, 3/09/26	25	26,127
Wells Fargo & Co.:
3.00%, 1/22/21	25	25,948
3.45%, 2/13/23	75	76,825
3.30%, 9/09/24	30	30,918
5.38%, 11/02/43	10	11,392
5.61%, 1/15/44	25	29,286
4.65%, 11/04/44	15	15,549
4.90%, 11/17/45	35	37,844

		349,641
Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	11	12,133
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	39	39,293
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,851
PepsiCo, Inc.:
2.75%, 3/01/23	15	15,660
4.00%, 3/05/42	15	15,571

		93,508
Biotechnology — 0.6%
Amgen, Inc., 6.40%, 2/01/39	20	25,827
Biogen, Inc., 3.63%, 9/15/22	20	21,340
Celgene Corp., 3.55%, 8/15/22	25	26,168

		73,335
Capital Markets — 3.5%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	20,876
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	19,360
Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	10,363
6.13%, 2/15/33	45	55,101
6.75%, 10/01/37	50	60,614

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
6.25%, 2/01/41	$5	$6,367
5.15%, 5/22/45	5	5,141
Morgan Stanley:
3.75%, 2/25/23	25	26,057
3.70%, 10/23/24	70	72,206
5.00%, 11/24/25	25	27,211
4.35%, 9/08/26	10	10,333
3.95%, 4/23/27	40	39,942
6.38%, 7/24/42	10	13,214
4.30%, 1/27/45	15	15,233
State Street Corp.:
3.70%, 11/20/23	10	10,884
3.55%, 8/18/25	10	10,748

		403,650
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,938
5.38%, 3/15/44	10	9,847
Dow Chemical Co., 7.38%, 11/01/29	10	13,067
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	25,303
LYB International Finance BV, 4.88%, 3/15/44	5	5,222
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,063

		70,440
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	35	46,294
Motorola Solutions, Inc., 4.00%, 9/01/24	10	9,725

		56,019
Consumer Finance — 0.8%
American Express Co., 4.05%, 12/03/42	20	20,296
Capital One Financial Corp., 3.50%, 6/15/23	25	25,347
John Deere Capital Corp., 2.80%, 1/27/23	15	15,259
MasterCard, Inc., 3.38%, 4/01/24	25	26,797

		87,699
Diversified Financial Services — 6.4%
Bank of America Corp.:
3.30%, 1/11/23	45	45,733
4.13%, 1/22/24	25	26,505
4.00%, 4/01/24	25	26,262
4.00%, 1/22/25	40	40,060
4.25%, 10/22/26	50	51,103
5.88%, 2/07/42	20	24,757
5.00%, 1/21/44	10	11,146
4.88%, 4/01/44	5	5,501
Series L, 4.75%, 4/21/45	5	5,003
Citigroup, Inc.:
3.88%, 10/25/23	25	26,436
5.50%, 9/13/25	25	27,696
4.30%, 11/20/26	5	5,118
8.13%, 7/15/39	30	45,995
6.68%, 9/13/43	25	30,962
4.65%, 7/30/45	15	16,041
Deutsche Bank AG, 4.10%, 1/13/26	25	25,113
General Electric Capital Corp., 3.10%, 1/09/23	25	26,544

See Notes to Financial Statements.

18	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
General Electric Co.:
6.75%, 3/15/32	$35	$48,377
5.88%, 1/14/38	25	32,960
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	50,560
3.88%, 9/10/24	80	82,662
6.40%, 5/15/38	25	33,788
5.60%, 7/15/41	10	12,406
5.63%, 8/16/43	30	35,247
Northern Trust Corp., 3.95%, 10/30/25	10	10,917

		746,892
Diversified Telecommunication Services — 3.5%
AT&T, Inc.:
6.30%, 1/15/38	25	29,819
6.55%, 2/15/39	5	6,070
5.35%, 9/01/40	25	26,925
6.38%, 3/01/41	10	11,934
5.55%, 8/15/41	15	16,627
5.15%, 3/15/42	5	5,251
Orange SA, 5.38%, 1/13/42	5	6,069
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	12,943
Verizon Communications, Inc.:
5.15%, 9/15/23	50	57,505
6.40%, 9/15/33	35	43,904
4.27%, 1/15/36	25	25,139
6.55%, 9/15/43	35	46,166
4.86%, 8/21/46	35	37,510
4.52%, 9/15/48	30	30,444
5.01%, 8/21/54	25	25,676
4.67%, 3/15/55	25	24,177

		406,159
Electric Utilities — 1.9%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	20	25,926
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	12,092
Duke Energy Florida LLC, 6.40%, 6/15/38	25	34,924
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	10,887
Georgia Power Co., 4.30%, 3/15/42	25	26,933
Pacific Gas & Electric Co.:
6.05%, 3/01/34	25	33,197
5.40%, 1/15/40	20	24,706
PacifiCorp, 6.00%, 1/15/39	15	19,498
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	13,098
Southern Power Co., 5.15%, 9/15/41	5	5,220
Virginia Electric & Power Co., 8.88%, 11/15/38	10	16,213

		222,694
Energy Equipment & Services — 0.4%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,151
Enterprise Products Operating LLC:
5.95%, 2/01/41	10	11,070
5.70%, 2/15/42	15	16,386
Halliburton Co., 7.45%, 9/15/39	15	19,693

		52,300

Corporate Bonds	Par (000)	Value
Food & Staples Retailing — 0.1%
Walgreen Co., 3.10%, 9/15/22	$15	$15,304
Food Products — 0.6%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,949
Kellogg Co., 4.50%, 4/01/46	15	15,830
Kraft Heinz Foods Co. (fka Kraft Foods Group Inc.):
3.50%, 6/06/22	25	26,527
5.00%, 6/04/42	15	16,723

		70,029
Health Care Equipment & Supplies — 0.5%
Express Scripts Holding Co., 6.13%, 11/15/41	5	5,622
Medtronic, Inc.:
4.63%, 3/15/44	7	7,962
4.63%, 3/15/45	40	45,631

		59,215
Health Care Providers & Services — 0.8%
Aetna, Inc., 6.63%, 6/15/36	5	6,337
Anthem, Inc., 5.10%, 1/15/44	20	21,998
Cardinal Health, Inc., 3.20%, 3/15/23	10	10,344
UnitedHealth Group, Inc.:
6.88%, 2/15/38	15	21,276
4.75%, 7/15/45	25	28,886

		88,841
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,939
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	7,139
Koninklijke Philips NV, 6.88%, 3/11/38	15	18,988

		26,127
Industrial Conglomerates — 0.5%
General Electric Co.:
2.70%, 10/09/22	15	15,492
4.50%, 3/11/44	35	39,330

		54,822
Insurance — 1.5%
Aflac, Inc., 3.63%, 6/15/23	10	10,582
Allstate Corp., 3.15%, 6/15/23	15	15,563
American International Group, Inc., 4.13%, 2/15/24	50	52,349
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,419
AXA SA, 8.60%, 12/15/30	10	13,403
MetLife, Inc., 4.88%, 11/13/43	35	37,995
Prudential Financial, Inc., 6.63%, 12/01/37	15	18,823
Travelers Cos., Inc., 4.60%, 8/01/43	10	11,338

		170,472
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	14,844
Media — 3.3%
21st Century Fox America, Inc.:
6.40%, 12/15/35	45	56,723
5.40%, 10/01/43	10	11,543
Comcast Corp.:
3.13%, 7/15/22	25	26,499
4.25%, 1/15/33	15	16,213
6.45%, 3/15/37	25	33,659
6.40%, 3/01/40	20	27,568
4.65%, 7/15/42	10	11,285
Discovery Communications LLC, 6.35%, 6/01/40	20	20,807

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	19

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Corporate Bonds	Par (000)	Value
Media (continued)
NBCUniversal Media LLC:
6.40%, 4/30/40	$20	$27,517
5.95%, 4/01/41	10	13,065
Thomson Reuters Corp., 5.85%, 4/15/40	3	3,329
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	17,262
7.30%, 7/01/38	5	6,147
6.75%, 6/15/39	10	11,839
Time Warner, Inc.:
4.05%, 12/15/23	25	27,008
7.63%, 4/15/31	5	6,578
6.10%, 7/15/40	15	18,148
5.35%, 12/15/43	20	22,402
Viacom, Inc., 4.38%, 3/15/43	15	11,883
Walt Disney Co., 2.35%, 12/01/22	10	10,234

		379,709
Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	10	10,661
5.00%, 9/30/43	25	27,922
Newmont Mining Corp., 6.25%, 10/01/39	10	10,452
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	10,914
Southern Copper Corp.:
5.25%, 11/08/42	15	12,922
5.88%, 4/23/45	25	22,919

		95,790
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	21,168
Oil, Gas & Consumable Fuels — 2.0%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	21,577
BP Capital Markets PLC:
3.25%, 5/06/22	10	10,303
2.75%, 5/10/23	25	24,975
ConocoPhillips, 6.50%, 2/01/39	30	37,223
ConocoPhillips Holding Co., 6.95%, 4/15/29	20	24,069
Devon Financing Co. LLC, 7.88%, 9/30/31	15	16,059
Phillips 66, 5.88%, 5/01/42	10	11,663
Suncor Energy, Inc., 6.50%, 6/15/38	30	35,323
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	5,688
7.63%, 1/15/39	15	19,361
6.10%, 6/01/40	10	11,675
Valero Energy Corp., 6.63%, 6/15/37	15	16,857

		234,773
Pharmaceuticals — 2.1%
Abbott Laboratories, 5.30%, 5/27/40	10	11,426
AbbVie, Inc., 2.90%, 11/06/22	25	25,542
AstraZeneca PLC:
3.38%, 11/16/25	15	15,630
6.45%, 9/15/37	15	20,083
4.38%, 11/16/45	10	10,827
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	26,924
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	20,699
Merck & Co., Inc., 2.80%, 5/18/23	25	26,199
Pfizer, Inc., 7.20%, 3/15/39	40	59,019
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	25,113

		241,462

Corporate Bonds	Par (000)	Value
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	$20	$22,292
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,027
Intel Corp., 4.80%, 10/01/41	15	16,987

		23,014
Software — 0.7%
Oracle Corp.:
2.50%, 10/15/22	25	25,513
6.13%, 7/08/39	20	26,400
5.38%, 7/15/40	20	24,289

		76,202
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	15	19,717
Lowe’s Cos., Inc., 6.65%, 9/15/37	5	6,895

		26,612
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc. (fka Hewlett-Packard Co.), 6.00%, 9/15/41	10	9,410
Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	15	16,582
5.38%, 1/31/44	20	24,821
Philip Morris International, Inc.:
3.60%, 11/15/23	10	10,860
4.88%, 11/15/43	25	29,109

		81,372
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	25	30,453
Vodafone Group PLC:
2.95%, 2/19/23	10	9,998
6.15%, 2/27/37	25	29,383
4.38%, 2/19/43	5	4,727

		74,561
Total Corporate Bonds — 38.9%		4,534,106

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 8/15/22	110	148,195
7.13%, 2/15/23	55	74,783
7.50%, 11/15/24	130	190,008
7.63%, 2/15/25	90	133,428
6.00%, 2/15/26	125	172,427
6.38%, 8/15/27	150	218,109
4.38%, 2/15/38	10	13,402
4.50%, 5/15/38	10	13,627
4.38%, 11/15/39	10	13,361
4.38%, 5/15/41	50	66,980
3.13%, 2/15/42	80	88,197
2.75%, 11/15/42	310	317,108
3.13%, 2/15/43	50	54,943
2.88%, 5/15/43	80	83,675
3.63%, 8/15/43	270	325,097
3.75%, 11/15/43	150	184,711
3.63%, 2/15/44	50	60,143

See Notes to Financial Statements.

20	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
3.38%, 5/15/44	$75	$86,200
3.13%, 8/15/44	60	65,815
3.00%, 11/15/44	30	32,108
2.50%, 2/15/45	40	38,644
2.88%, 8/15/45	80	83,472
U.S. Treasury Notes:
1.63%, 8/15/22	60	60,427
1.63%, 11/15/22	60	60,286
2.00%, 2/15/23	50	51,371
1.75%, 5/15/23	170	171,746
2.50%, 8/15/23	130	137,988
2.75%, 11/15/23	230	248,283
2.75%, 2/15/24	180	194,287
2.50%, 5/15/24	70	74,233
2.38%, 8/15/24	160	168,050
2.00%, 2/15/25	125	127,339
2.13%, 5/15/25	90	92,542
2.00%, 8/15/25	180	183,066

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
2.25%, 11/15/25	$145	$150,511
U.S. Treasury Principal STRIPS, 0.00%, 2/15/36 (a)	4,298	2,725,998
Total U.S. Treasury Obligations — 59.2%		6,910,560
Total Long-Term Investments (Cost — $10,295,410) — 98.1%		11,444,666

Short-Term Securities — 1.5%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	177,716	177,716
Total Short-Term Securities (Cost — $177,716) — 1.5%		177,716
Total Investments (Cost — $10,473,126) — 99.6%		11,622,382
Other Assets Less Liabilities — 0.4%		47,377

Net Assets — 100.0%		$11,669,759

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	154,645	23,071	177,716	$342

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	June 2016	$163,313	$(1,977)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	[1]	—	—	—	—	$1,977	—	$1,977

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	21

Schedule of Investments (concluded)	BlackRock CoRI 2017 Fund

For the period ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$11,410	—	$11,410

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(1,851)	—	$(1,851)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$162,172

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,444,666	—	$11,444,666
Short-Term Securities	$177,716	—	—	177,716

Total	$177,716	$11,444,666	—	$11,622,382

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(1,977)	—	—	$(1,977)
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash pledged for futures contracts of $4,400 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

22	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
Lockheed Martin Corp., 4.07%, 12/15/42	$30	$31,282
Northrop Grumman Corp., 4.75%, 6/01/43	15	17,381
United Technologies Corp., 4.50%, 6/01/42	50	55,688

		104,351
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.90%, 1/15/34	15	16,547
4.10%, 2/01/45	10	9,989
United Parcel Service, Inc., 6.20%, 1/15/38	10	13,768

		40,304
Automobiles — 0.5%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,823
Ford Motor Co., 4.75%, 1/15/43	40	41,584

		57,407
Banks — 2.2%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,365
HSBC Holdings PLC, 6.10%, 1/14/42	70	88,899
Wells Fargo & Co.:
3.30%, 9/09/24	10	10,306
5.38%, 11/02/43	40	45,570
5.61%, 1/15/44	45	52,714
4.65%, 11/04/44	15	15,549
4.90%, 11/17/45	40	43,251

		270,654
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	15	16,545
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,851
PepsiCo, Inc., 4.00%, 3/05/42	25	25,952

		53,348
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	25	32,283
Capital Markets — 3.6%
Ameriprise Financial, Inc., 3.70%, 10/15/24	10	10,438
Credit Suisse USA, Inc., 7.13%, 7/15/32	35	45,172
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	25	30,612
6.75%, 10/01/37	70	84,859
6.25%, 2/01/41	25	31,834
5.15%, 5/22/45	10	10,283
Morgan Stanley:
3.88%, 4/29/24	25	26,293
3.70%, 10/23/24	35	36,103
5.00%, 11/24/25	25	27,211
4.35%, 9/08/26	15	15,500
3.95%, 4/23/27	45	44,934
6.38%, 7/24/42	10	13,214
4.30%, 1/27/45	25	25,389
State Street Corp.:
3.30%, 12/16/24	10	10,503
3.55%, 8/18/25	40	42,993

		455,338

Corporate Bonds	Par (000)	Value
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	$5	$4,939
5.38%, 3/15/44	10	9,847
Dow Chemical Co., 7.38%, 11/01/29	10	13,067
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	5	5,012
Ecolab, Inc., 5.50%, 12/08/41	10	11,858
LYB International Finance BV:
5.25%, 7/15/43	10	10,910
4.88%, 3/15/44	5	5,222
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,063

		72,918
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	40	52,907
Motorola Solutions, Inc., 4.00%, 9/01/24	5	4,863

		57,770
Consumer Finance — 0.4%
American Express Co., 4.05%, 12/03/42	20	20,296
MasterCard, Inc., 3.38%, 4/01/24	25	26,797

		47,093
Diversified Financial Services — 5.4%
Bank of America Corp.:
4.00%, 1/22/25	30	30,045
4.25%, 10/22/26	75	76,655
5.88%, 2/07/42	20	24,757
5.00%, 1/21/44	65	72,451
4.88%, 4/01/44	5	5,501
Series L, 4.75%, 4/21/45	5	5,003
Citigroup, Inc.:
5.50%, 9/13/25	25	27,696
4.30%, 11/20/26	20	20,472
8.13%, 7/15/39	35	53,661
6.68%, 9/13/43	15	18,577
5.30%, 5/06/44	25	26,740
4.65%, 7/30/45	20	21,388
General Electric Co.:
6.75%, 3/15/32	40	55,288
5.88%, 1/14/38	35	46,144
JPMorgan Chase & Co.:
3.88%, 9/10/24	75	77,496
6.40%, 5/15/38	30	40,546
5.60%, 7/15/41	30	37,217
5.63%, 8/16/43	15	17,623
4.95%, 6/01/45	15	16,223

		673,483
Diversified Telecommunication Services — 3.7%
AT&T, Inc.:
6.30%, 1/15/38	30	35,783
6.55%, 2/15/39	10	12,141
5.35%, 9/01/40	35	37,695
6.38%, 3/01/41	10	11,933
5.55%, 8/15/41	15	16,627
5.15%, 3/15/42	5	5,251
Orange SA, 5.38%, 1/13/42	5	6,069
Telefonica Emisiones SAU, 7.05%, 6/20/36	15	19,415

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	23

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
6.40%, 9/15/33	$35	$43,904
4.27%, 1/15/36	25	25,139
6.55%, 9/15/43	80	105,523
4.86%, 8/21/46	25	26,793
4.52%, 9/15/48	30	30,444
5.01%, 8/21/54	35	35,946
4.67%, 3/15/55	50	48,354

		461,017
Electric Utilities — 2.3%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	20	25,926
6.50%, 9/15/37	10	13,506
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	20	24,184
Duke Energy Florida LLC, 6.40%, 6/15/38	35	48,893
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	16,330
Georgia Power Co., 4.30%, 3/15/42	30	32,320
Pacific Gas & Electric Co.:
6.05%, 3/01/34	35	46,476
5.40%, 1/15/40	20	24,706
PacifiCorp, 6.00%, 1/15/39	10	12,999
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	19,647
Southern Power Co., 5.15%, 9/15/41	10	10,441
Virginia Electric & Power Co., 8.88%, 11/15/38	10	16,213

		291,641
Energy Equipment & Services — 0.6%
Baker Hughes, Inc., 5.13%, 9/15/40	10	10,302
Enterprise Products Operating LLC:
5.95%, 2/01/41	10	11,070
5.70%, 2/15/42	20	21,848
Halliburton Co., 7.45%, 9/15/39	20	26,257

		69,477
Food & Staples Retailing — 0.1%
CVS Health Corp., 6.13%, 9/15/39	5	6,419
Walgreen Co., 4.40%, 9/15/42	10	9,659

		16,078
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	16,424
Kellogg Co., 4.50%, 4/01/46	20	21,108
Kraft Heinz Foods Co. (fka Kraft Foods Group, Inc.):
6.88%, 1/26/39	5	6,566
5.00%, 6/04/42	20	22,297

		66,395
Health Care Equipment & Supplies — 0.6%
Express Scripts Holding Co., 6.13%, 11/15/41	5	5,622
Medtronic, Inc.:
4.63%, 3/15/44	8	9,099
4.63%, 3/15/45	50	57,039

		71,760
Health Care Providers & Services — 0.9%
Aetna, Inc., 6.63%, 6/15/36	5	6,337
Anthem, Inc., 5.10%, 1/15/44	25	27,498

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.:
4.63%, 7/15/35	$10	$11,287
6.88%, 2/15/38	20	28,368
4.75%, 7/15/45	30	34,663

		108,153
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	15	19,408
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	10	14,279
Koninklijke Philips NV, 6.88%, 3/11/38	15	18,987

		33,266
Industrial Conglomerates — 0.4%
General Electric Co., 4.50%, 3/11/44	40	44,948
Insurance — 1.5%
Allstate Corp., 4.50%, 6/15/43	15	16,665
American International Group, Inc., 4.13%, 2/15/24	50	52,349
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,419
AXA SA, 8.60%, 12/15/30	10	13,403
MetLife, Inc., 4.88%, 11/13/43	45	48,850
Prudential Financial, Inc., 6.63%, 12/01/37	20	25,097
Travelers Cos., Inc., 4.60%, 8/01/43	15	17,008

		183,791
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	20	19,792
Media — 3.5%
21st Century Fox America, Inc.:
6.40%, 12/15/35	60	75,631
5.40%, 10/01/43	10	11,543
Comcast Corp.:
4.25%, 1/15/33	20	21,617
6.45%, 3/15/37	20	26,928
6.40%, 3/01/40	25	34,461
4.65%, 7/15/42	15	16,927
4.75%, 3/01/44	25	28,939
Discovery Communications LLC, 6.35%, 6/01/40	20	20,807
NBCUniversal Media LLC:
6.40%, 4/30/40	20	27,517
5.95%, 4/01/41	10	13,065
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,548
Time Warner Cable, Inc.:
6.55%, 5/01/37	20	23,016
7.30%, 7/01/38	5	6,147
6.75%, 6/15/39	10	11,839
Time Warner, Inc.:
4.05%, 12/15/23	25	27,008
7.63%, 4/15/31	15	19,733
6.10%, 7/15/40	20	24,197
5.35%, 12/15/43	20	22,402
Viacom, Inc., 4.38%, 3/15/43	20	15,843
Walt Disney Co., 4.13%, 6/01/44	5	5,432

		438,600
Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	27,922
Newmont Mining Corp., 6.25%, 10/01/39	10	10,452
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	16,371

See Notes to Financial Statements.

24	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Corporate Bonds	Par (000)	Value
Metals & Mining (continued)
Southern Copper Corp.:
5.25%, 11/08/42	$20	$17,230
5.88%, 4/23/45	30	27,502

		99,477
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	25	26,460
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp., 6.45%, 9/15/36	30	32,365
ConocoPhillips, 6.50%, 2/01/39	40	49,631
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	30,086
Devon Financing Co. LLC, 7.88%, 9/30/31	20	21,413
ONEOK Partners LP, 6.85%, 10/15/37	5	4,809
Phillips 66, 5.88%, 5/01/42	10	11,663
Suncor Energy, Inc., 6.50%, 6/15/38	35	41,210
TransCanada PipeLines Ltd.:
7.63%, 1/15/39	20	25,814
6.10%, 6/01/40	15	17,512
Valero Energy Corp., 6.63%, 6/15/37	20	22,476

		256,979
Pharmaceuticals — 1.9%
Abbott Laboratories, 5.30%, 5/27/40	10	11,426
AbbVie, Inc., 4.40%, 11/06/42	15	15,454
AstraZeneca PLC:
3.38%, 11/16/25	20	20,840
6.45%, 9/15/37	15	20,083
4.38%, 11/16/45	20	21,654
Bristol-Myers Squibb Co., 3.25%, 8/01/42	5	4,799
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	20	27,598
Merck & Co., Inc., 2.80%, 5/18/23	25	26,199
Pfizer, Inc.:
7.20%, 3/15/39	50	73,774
4.40%, 5/15/44	5	5,688
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	5	5,972

		233,487
Real Estate Investment Trusts (REITs) — 0.1%
Weyerhaeuser Co., 7.38%, 3/15/32	15	18,672
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,402
Norfolk Southern Corp., 4.84%, 10/01/41	25	27,865

		34,267
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,028
Intel Corp., 4.80%, 10/01/41	15	16,987

		23,015
Software — 0.4%
Oracle Corp.:
6.13%, 7/08/39	20	26,401
5.38%, 7/15/40	25	30,361

		56,762
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	20	26,289
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc. (fka Hewlett-Packard Co.), 6.00%, 9/15/41	15	14,115

Corporate Bonds	Par (000)	Value
Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	$30	$37,232
Philip Morris International, Inc., 4.88%, 11/15/43	35	40,753

		77,985
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	30	36,544
Vodafone Group PLC:
6.15%, 2/27/37	30	35,259
4.38%, 2/19/43	10	9,454

		81,257
Total Corporate Bonds — 37.2%		4,638,040

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.50%, 11/15/24	90	131,544
7.63%, 2/15/25	180	266,857
6.00%, 2/15/26	190	262,089
6.50%, 11/15/26	60	86,775
6.13%, 8/15/29	230	340,068
5.38%, 2/15/31	50	71,145
4.50%, 2/15/36	30	40,813
4.38%, 2/15/38	20	26,805
4.50%, 5/15/38	20	27,253
3.50%, 2/15/39	40	47,228
4.25%, 5/15/39	20	26,263
4.50%, 8/15/39	20	27,192
4.63%, 2/15/40	10	13,828
4.38%, 5/15/41	20	26,792
3.13%, 2/15/42	130	143,320
2.75%, 8/15/42	30	30,758
2.75%, 11/15/42	410	419,401
2.88%, 5/15/43	60	62,756
3.63%, 8/15/43	280	337,137
3.75%, 11/15/43	200	246,281
3.63%, 2/15/44	150	180,428
3.38%, 5/15/44	160	183,894
3.13%, 8/15/44	80	87,753
3.00%, 11/15/44	80	85,622
2.50%, 2/15/45	30	28,983
3.00%, 5/15/45	10	10,699
2.88%, 8/15/45	120	125,208
U.S. Treasury Notes:
2.38%, 8/15/24	135	141,792
2.25%, 11/15/24	25	25,997
2.00%, 2/15/25	230	234,303
2.13%, 5/15/25	300	308,473
2.00%, 8/15/25	220	223,747
2.25%, 11/15/25	110	114,181
U.S. Treasury Principal STRIPS, 0.00%, 5/15/37 (a)	5,450	3,304,580
Total U.S. Treasury Obligations — 61.6%		7,689,965
Total Long-Term Investments (Cost — $10,981,635) — 98.8%		12,328,005

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	25

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Short-Term Securities — 0.9%	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	112,906	$112,906
Total Short-Term Securities (Cost — $112,906) — 0.9%		112,906
Total Investments (Cost — $11,094,541) — 99.7%		12,440,911
Other Assets Less Liabilities — 0.3%		43,333

Net Assets — 100.0%		$12,484,244

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	299,546	(186,640)	112,906	$225

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	June 2016	$163,313	$(1,977)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	[1]	—	—	—	—	$1,977	—	$1,977

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$11,410	—	$11,410

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(1,851)	—	$(1,851)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$162,172

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

26	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock CoRI 2019 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$12,328,005	—	$12,328,005
Short-Term Securities	$112,906	—	—	112,906

Total	$112,906	$12,328,005	—	$12,440,911

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,977)	—	—	$(1,977)
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash pledged for futures contracts of $4,400 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	27

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.1%
Lockheed Martin Corp., 4.07%, 12/15/42	$30	$31,283
Northrop Grumman Corp., 4.75%, 6/01/43	20	23,174
United Technologies Corp.:
5.70%, 4/15/40	20	25,365
4.50%, 6/01/42	50	55,688

		135,510
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	15	16,547
4.10%, 2/01/45	10	9,989
United Parcel Service, Inc., 6.20%, 1/15/38	15	20,652

		47,188
Automobiles — 0.5%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,823
Ford Motor Co., 4.75%, 1/15/43	40	41,584

		57,407
Banks — 2.1%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,366
HSBC Holdings PLC, 6.10%, 1/14/42	70	88,899
Wells Fargo & Co.:
5.38%, 11/02/43	35	39,873
5.61%, 1/15/44	45	52,715
4.65%, 11/04/44	25	25,914
3.90%, 5/01/45	10	9,924
4.90%, 11/17/45	20	21,625

		253,316
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	27,576
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	10	9,728
Diageo Investment Corp., 4.25%, 5/11/42	15	16,171
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,851
PepsiCo, Inc.:
4.00%, 3/05/42	25	25,952
3.60%, 8/13/42	15	14,843

		105,121
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	30	38,740
Capital Markets — 2.3%
Credit Suisse USA, Inc., 7.13%, 7/15/32	10	12,906
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	73,469
6.75%, 10/01/37	60	72,737
5.15%, 5/22/45	10	10,282
Morgan Stanley:
4.35%, 9/08/26	25	25,833
3.95%, 4/23/27	35	34,949
6.38%, 7/24/42	15	19,820
4.30%, 1/27/45	35	35,544

		285,540
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,938

Corporate Bonds	Par (000)	Value
Chemicals (continued)
CF Industries, Inc. (continued):
5.38%, 3/15/44	$15	$14,771
Dow Chemical Co., 7.38%, 11/01/29	15	19,601
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	10,024
Ecolab, Inc., 5.50%, 12/08/41	5	5,929
LYB International Finance BV, 5.25%, 7/15/43	10	10,910
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,063

		78,236
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	30	39,680
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	20	20,296
Diversified Financial Services — 4.4%
Bank of America Corp.:
4.25%, 10/22/26	40	40,883
5.88%, 2/07/42	20	24,757
5.00%, 1/21/44	40	44,585
4.88%, 4/01/44	25	27,503
Series L, 4.75%, 4/21/45	5	5,003
Citigroup, Inc.:
4.30%, 11/20/26	10	10,236
8.13%, 7/15/39	50	76,658
6.68%, 9/13/43	20	24,769
5.30%, 5/06/44	5	5,348
4.65%, 7/30/45	15	16,041
General Electric Co.:
6.75%, 3/15/32	40	55,288
5.88%, 1/14/38	40	52,737
JPMorgan Chase & Co.:
4.13%, 12/15/26	30	31,308
6.40%, 5/15/38	35	47,304
5.60%, 7/15/41	10	12,406
5.40%, 1/06/42	10	12,133
5.63%, 8/16/43	25	29,372
4.95%, 6/01/45	15	16,223

		532,554
Diversified Telecommunication Services — 4.3%
AT&T, Inc.:
6.30%, 1/15/38	20	23,855
6.55%, 2/15/39	15	18,211
5.35%, 9/01/40	40	43,080
6.38%, 3/01/41	15	17,900
5.55%, 8/15/41	10	11,084
5.15%, 3/15/42	10	10,503
Orange SA, 5.38%, 1/13/42	5	6,069
Telefonica Emisiones SAU, 7.05%, 6/20/36	30	38,830
Verizon Communications, Inc.:
6.40%, 9/15/33	45	56,448
4.27%, 1/15/36	25	25,139
6.55%, 9/15/43	45	59,357
4.86%, 8/21/46	60	64,302
4.52%, 9/15/48	45	45,666
5.01%, 8/21/54	65	66,758
4.67%, 3/15/55	40	38,683

		525,885

See Notes to Financial Statements.

28	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Corporate Bonds	Par (000)	Value
Electric Utilities — 2.8%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	$40	$51,853
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	18,138
Duke Energy Florida LLC, 6.40%, 6/15/38	35	48,893
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	21,773
Georgia Power Co., 4.30%, 3/15/42	25	26,933
Pacific Gas & Electric Co.:
6.05%, 3/01/34	40	53,115
5.40%, 1/15/40	20	24,706
PacifiCorp, 6.00%, 1/15/39	10	12,999
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	26,195
Southern Power Co., 5.15%, 9/15/41	15	15,661
Virginia Electric & Power Co.:
8.88%, 11/15/38	10	16,213
Series A, 6.00%, 5/15/37	15	19,227

		335,706
Energy Equipment & Services — 0.7%
Baker Hughes, Inc., 5.13%, 9/15/40	10	10,302
Enterprise Products Operating LLC:
6.13%, 10/15/39	5	5,439
5.95%, 2/01/41	15	16,605
5.70%, 2/15/42	5	5,462
Halliburton Co., 7.45%, 9/15/39	15	19,693

		57,501
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	5	6,419
Walgreen Co., 4.40%, 9/15/42	15	14,489

		20,908
Food Products — 0.3%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	21,899
Kellogg Co., 4.50%, 4/01/46	15	15,830

		37,729
Health Care Equipment & Supplies — 0.6%
Express Scripts Holding Co., 6.13%, 11/15/41	10	11,244
Medtronic, Inc., 4.63%, 3/15/45	50	57,039

		68,283
Health Care Providers & Services — 1.1%
Aetna, Inc., 6.63%, 6/15/36	5	6,337
Anthem, Inc., 5.10%, 1/15/44	30	32,997
UnitedHealth Group, Inc.:
4.63%, 7/15/35	20	22,575
6.88%, 2/15/38	20	28,368
4.75%, 7/15/45	35	40,440

		130,717
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.:
6.30%, 10/15/37	20	25,877
3.70%, 2/15/42	10	9,434

		35,311
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	7,139
Koninklijke Philips NV, 6.88%, 3/11/38	20	25,317

		32,456

Corporate Bonds	Par (000)	Value
Industrial Conglomerates — 0.5%
General Electric Co., 4.50%, 3/11/44	$55	$61,804
Insurance — 1.5%
Allstate Corp., 4.50%, 6/15/43	15	16,665
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,419
AXA SA, 8.60%, 12/15/30	10	13,403
Lincoln National Corp., 7.00%, 6/15/40	10	12,338
MetLife, Inc.:
4.88%, 11/13/43	40	43,423
4.05%, 3/01/45	20	19,158
Prudential Financial, Inc., 6.63%, 12/01/37	25	31,372
Travelers Cos., Inc., 4.60%, 8/01/43	30	34,015

		180,793
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	24,740
Media — 3.9%
21st Century Fox America, Inc.:
6.40%, 12/15/35	65	81,934
5.40%, 10/01/43	15	17,315
Comcast Corp.:
4.25%, 1/15/33	30	32,426
6.45%, 3/15/37	15	20,196
6.40%, 3/01/40	25	34,461
4.65%, 7/15/42	25	28,212
NBCUniversal Media LLC:
6.40%, 4/30/40	25	34,397
5.95%, 4/01/41	20	26,130
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,547
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	17,262
7.30%, 7/01/38	10	12,293
6.75%, 6/15/39	20	23,678
Time Warner, Inc.:
7.63%, 4/15/31	20	26,311
6.20%, 3/15/40	20	23,964
6.10%, 7/15/40	15	18,148
6.25%, 3/29/41	15	18,273
5.35%, 12/15/43	10	11,201
Viacom, Inc., 4.38%, 3/15/43	25	19,804
Walt Disney Co., 4.13%, 6/01/44	25	27,161

		478,713
Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	27,922
Newmont Mining Corp., 6.25%, 10/01/39	10	10,452
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	16,371
Southern Copper Corp.:
5.25%, 11/08/42	25	21,538
5.88%, 4/23/45	30	27,502

		103,785
Multiline Retail — 0.4%
Target Corp., 4.00%, 7/01/42	45	47,628
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp., 6.45%, 9/15/36	35	37,759
ConocoPhillips:
5.90%, 5/15/38	5	5,808
6.50%, 2/01/39	35	43,427
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	36,103

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	29

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Devon Financing Co. LLC, 7.88%, 9/30/31	$25	$26,766
ONEOK Partners LP, 6.85%, 10/15/37	5	4,809
Petro-Canada, 6.80%, 5/15/38	10	11,807
Phillips 66, 5.88%, 5/01/42	10	11,663
Suncor Energy, Inc., 6.50%, 6/15/38	25	29,436
TransCanada PipeLines, Ltd.:
6.20%, 10/15/37	5	5,688
7.63%, 1/15/39	25	32,268
6.10%, 6/01/40	10	11,675
Valero Energy Corp., 6.63%, 6/15/37	25	28,095

		285,304
Pharmaceuticals — 2.2%
Abbott Laboratories:
6.00%, 4/01/39	15	18,880
5.30%, 5/27/40	10	11,426
AbbVie, Inc., 4.40%, 11/06/42	20	20,606
AstraZeneca PLC:
6.45%, 9/15/37	15	20,083
4.38%, 11/16/45	25	27,068
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	9,598
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	34,498
Merck & Co., Inc., 4.15%, 5/18/43	15	16,511
Pfizer, Inc.:
7.20%, 3/15/39	60	88,529
4.40%, 5/15/44	5	5,687
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,943

		264,829
Road & Rail — 0.4%
CSX Corp., 6.22%, 4/30/40	15	19,206
Norfolk Southern Corp., 4.84%, 10/01/41	30	33,438

		52,644
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,027
Intel Corp., 4.80%, 10/01/41	25	28,312

		34,339
Software — 0.5%
Oracle Corp.:
6.13%, 7/08/39	15	19,801
5.38%, 7/15/40	35	42,506

		62,307
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36	20	26,288
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	13,791

		40,079
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc. (fka Hewlett-Packard Co.), 6.00%, 9/15/41	10	9,410
Tobacco — 0.8%
Altria Group, Inc., 5.38%, 1/31/44	25	31,027
Philip Morris International, Inc.:
4.88%, 11/15/43	45	52,396
4.25%, 11/10/44	10	10,685

		94,108

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV, 6.38%, 3/01/35	$40	$48,725
Vodafone Group PLC:
6.15%, 2/27/37	35	41,136
4.38%, 2/19/43	10	9,454

		99,315
Total Corporate Bonds — 38.5%		4,677,882

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.63%, 2/15/27	25	36,657
5.50%, 8/15/28	150	207,545
6.13%, 8/15/29	100	147,856
5.38%, 2/15/31	150	213,434
4.50%, 2/15/36	50	68,022
4.75%, 2/15/37	30	42,084
4.38%, 2/15/38	20	26,805
4.50%, 5/15/38	110	149,892
3.50%, 2/15/39	55	64,939
4.50%, 8/15/39	50	67,980
4.38%, 11/15/39	25	33,402
4.63%, 2/15/40	30	41,486
3.88%, 8/15/40	300	373,301
4.75%, 2/15/41	160	225,606
4.38%, 5/15/41	20	26,792
2.75%, 8/15/42	30	30,758
2.75%, 11/15/42	110	112,522
3.13%, 2/15/43	120	131,864
2.88%, 5/15/43	250	261,484
3.63%, 8/15/43	100	120,406
3.75%, 11/15/43	50	61,570
3.63%, 2/15/44	105	126,299
3.38%, 5/15/44	150	172,400
3.13%, 8/15/44	110	120,661
3.00%, 11/15/44	200	214,055
3.00%, 5/15/45	190	203,278
2.88%, 8/15/45	210	219,114
2.50%, 2/15/46	220	212,584
U.S. Treasury Principal STRIPS, 0.00%, 5/15/39 (a)	6,375	3,502,208
Total U.S. Treasury Obligations — 59.3%		7,215,004
Total Long-Term Investments (Cost — $10,648,866) — 97.8%		11,892,886

Short-Term Securities — 1.7%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	202,723	202,723
Total Short-Term Securities (Cost — $202,723) — 1.7%		202,723
Total Investments (Cost — $10,851,589) — 99.5%		12,095,609
Other Assets Less Liabilities — 0.5%		61,186

Net Assets — 100.0%		$12,156,795

See Notes to Financial Statements.

30	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	150,430	52,293	202,723	$361

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	June 2016	$163,313	$(1,977)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	[1]	—	—	—	—	$1,977	—	$1,977

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:
Net Realized Gain (Loss) from:			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts			—	—	—	—	$11,410	—	$11,410

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts			—	—	—	—	$(1,851)	—	$(1,851)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$162,172

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	31

Schedule of Investments (concluded)	BlackRock CoRI 2021 Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,892,886	—	$11,892,886
Short-Term Securities	$202,723	—	—	202,723

Total	$202,723	$11,892,886	—	$12,095,609

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,977)	—	—	$(1,977)
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash pledged for futures contracts of $4,400 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

32	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.3%
Honeywell International, Inc., Series 30, 5.38%, 3/01/41	$15	$18,813
Lockheed Martin Corp., 4.07%, 12/15/42	45	46,924
Northrop Grumman Corp., 4.75%, 6/01/43	15	17,380
United Technologies Corp., 4.50%, 6/01/42	75	83,532

		166,649
Air Freight & Logistics — 0.5%
FedEx Corp.:
4.90%, 1/15/34	20	22,062
5.10%, 1/15/44	5	5,722
4.10%, 2/01/45	15	14,984
United Parcel Service, Inc., 6.20%, 1/15/38	15	20,652

		63,420
Automobiles — 0.5%
Daimler Finance North America LLC, 8.50%, 1/18/31	15	23,735
Ford Motor Co., 4.75%, 1/15/43	40	41,583

		65,318
Banks — 1.9%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,365
HSBC Holdings PLC, 6.10%, 1/14/42	40	50,799
Wells Fargo & Co.:
5.38%, 11/02/43	45	51,266
5.61%, 1/15/44	30	35,143
4.65%, 11/04/44	40	41,463
3.90%, 5/01/45	10	9,924
4.90%, 11/17/45	40	43,251

		246,211
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	30	33,091
Diageo Investment Corp., 4.25%, 5/11/42	25	26,952
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,851
PepsiCo, Inc., 4.00%, 3/05/42	50	51,904

		122,798
Biotechnology — 0.4%
Amgen, Inc.:
6.90%, 6/01/38	25	33,723
6.40%, 2/01/39	10	12,913

		46,636
Capital Markets — 2.3%
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	19,360
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	10	12,245
6.75%, 10/01/37	95	115,166
6.25%, 2/01/41	25	31,834
5.15%, 5/22/45	35	35,988
Morgan Stanley:
6.38%, 7/24/42	20	26,427
4.30%, 1/27/45	50	50,778

		291,798
Chemicals — 0.8%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,938
5.38%, 3/15/44	20	19,695

Corporate Bonds	Par (000)	Value
Chemicals (continued)
Dow Chemical Co., 7.38%, 11/01/29	$10	$13,067
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	10,024
Ecolab, Inc., 5.50%, 12/08/41	10	11,858
LYB International Finance BV:
5.25%, 7/15/43	15	16,365
4.88%, 3/15/44	5	5,222
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	15	18,095

		99,264
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	45	59,521
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	25	25,370
Diversified Financial Services — 4.8%
Bank of America Corp.:
5.88%, 2/07/42	15	18,567
5.00%, 1/21/44	95	105,890
4.88%, 4/01/44	25	27,503
Series L, 4.75%, 4/21/45	5	5,003
Citigroup, Inc.:
4.30%, 11/20/26	20	20,472
8.13%, 7/15/39	35	53,661
6.68%, 9/13/43	20	24,770
5.30%, 5/06/44	30	32,088
4.65%, 7/30/45	15	16,041
General Electric Co.:
6.75%, 3/15/32	45	62,199
5.88%, 1/14/38	50	65,921
6.88%, 1/10/39	15	21,953
JPMorgan Chase & Co.:
4.13%, 12/15/26	20	20,872
6.40%, 5/15/38	35	47,304
5.60%, 7/15/41	20	24,811
5.63%, 8/16/43	35	41,121
4.95%, 6/01/45	25	27,038

		615,214
Diversified Telecommunication Services — 5.3%
AT&T, Inc.:
6.30%, 1/15/38	25	29,819
6.55%, 2/15/39	15	18,211
5.35%, 9/01/40	65	70,006
6.38%, 3/01/41	20	23,867
5.55%, 8/15/41	20	22,169
5.15%, 3/15/42	20	21,005
Orange SA, 5.38%, 1/13/42	10	12,137
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	25,887
Verizon Communications, Inc.:
6.40%, 9/15/33	45	56,448
4.27%, 1/15/36	25	25,139
6.55%, 9/15/43	75	98,928
4.86%, 8/21/46	65	69,661
4.52%, 9/15/48	60	60,888
5.01%, 8/21/54	60	61,622
4.67%, 3/15/55	90	87,037

		682,824

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	33

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Corporate Bonds	Par (000)	Value
Electric Utilities — 3.2%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	$50	$64,816
6.50%, 9/15/37	10	13,506
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	25	30,231
Duke Energy Florida LLC, 6.40%, 6/15/38	55	76,831
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	21,773
Georgia Power Co., 4.30%, 3/15/42	40	43,093
Pacific Gas & Electric Co., 6.05%, 3/01/34	55	73,034
PacifiCorp, 6.00%, 1/15/39	10	12,999
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	26,195
Southern Power Co., 5.15%, 9/15/41	15	15,661
Virginia Electric & Power Co., 8.88%, 11/15/38	20	32,426

		410,565
Energy Equipment & Services — 0.9%
Baker Hughes, Inc., 5.13%, 9/15/40	20	20,604
Enterprise Products Operating LLC:
6.13%, 10/15/39	20	21,757
5.95%, 2/01/41	15	16,605
5.70%, 2/15/42	5	5,462
Halliburton Co., 7.45%, 9/15/39	25	32,821

		97,249
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	10	12,839
Walgreen Co., 4.40%, 9/15/42	20	19,318

		32,157
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	21,899
JM Smucker Co., 4.38%, 3/15/45	25	26,150
Kellogg Co., 4.50%, 4/01/46	20	21,107

		69,156
Health Care Equipment & Supplies — 0.8%
Express Scripts Holding Co., 6.13%, 11/15/41	20	22,488
Medtronic, Inc., 4.63%, 3/15/45	75	85,558

		108,046
Health Care Providers & Services — 1.2%
Aetna, Inc., 6.63%, 6/15/36	10	12,673
Anthem, Inc.:
4.65%, 1/15/43	30	30,973
5.10%, 1/15/44	20	21,998
UnitedHealth Group, Inc.:
4.63%, 7/15/35	25	28,219
4.75%, 7/15/45	55	63,549

		157,412
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	25,877
Household Products — 0.2%
Koninklijke Philips NV, 6.88%, 3/11/38	25	31,646
Industrial Conglomerates — 0.3%
General Electric Co., 4.50%, 3/11/44	35	39,330
Insurance — 1.9%
Allstate Corp., 4.50%, 6/15/43	20	22,220
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,419

Corporate Bonds	Par (000)	Value
Insurance (continued)
AXA SA, 8.60%, 12/15/30	$15	$20,104
Chubb Corp., Series 1, 6.50%, 5/15/38	15	20,776
Lincoln National Corp., 7.00%, 6/15/40	10	12,338
MetLife, Inc.:
4.88%, 11/13/43	45	48,850
4.05%, 3/01/45	15	14,368
Principal Financial Group, Inc., 6.05%, 10/15/36	15	17,867
Prudential Financial, Inc.:
6.63%, 12/01/37	30	37,647
6.20%, 11/15/40	10	11,807
Travelers Cos., Inc., 4.60%, 8/01/43	20	22,677

		239,073
Machinery — 0.4%
Caterpillar, Inc., 3.80%, 8/15/42	25	24,741
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 6/15/43	25	30,060

		54,801
Media — 4.7%
21st Century Fox America, Inc.:
6.40%, 12/15/35	50	63,026
6.15%, 2/15/41	15	18,536
5.40%, 10/01/43	30	34,629
CBS Corp., 4.60%, 1/15/45	5	4,903
Comcast Corp.:
4.25%, 1/15/33	35	37,830
6.45%, 3/15/37	30	40,391
6.40%, 3/01/40	25	34,461
4.65%, 7/15/42	35	39,497
4.75%, 3/01/44	25	28,939
NBCUniversal Media LLC:
6.40%, 4/30/40	15	20,638
5.95%, 4/01/41	15	19,598
Thomson Reuters Corp., 5.85%, 4/15/40	10	11,095
Time Warner Cable, Inc.:
6.55%, 5/01/37	30	34,524
7.30%, 7/01/38	20	24,587
6.75%, 6/15/39	10	11,839
Time Warner, Inc.:
7.63%, 4/15/31	25	32,889
6.10%, 7/15/40	55	66,542
5.35%, 12/15/43	25	28,002
Viacom, Inc., 4.38%, 3/15/43	30	23,765
Walt Disney Co.:
3.70%, 12/01/42	15	15,303
4.13%, 6/01/44	15	16,297

		607,291
Metals & Mining — 1.1%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	45	50,260
Newmont Mining Corp., 6.25%, 10/01/39	15	15,678
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	25	27,284
Southern Copper Corp.:
5.25%, 11/08/42	25	21,538
5.88%, 4/23/45	35	32,086

		146,846
Multiline Retail — 0.4%
Target Corp., 4.00%, 7/01/42	45	47,627

See Notes to Financial Statements.

34	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp., 6.45%, 9/15/36	$45	$48,548
Apache Corp., 6.00%, 1/15/37	15	16,198
ConocoPhillips:
5.90%, 5/15/38	10	11,616
6.50%, 2/01/39	55	68,243
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	30,086
Devon Financing Co. LLC, 7.88%, 9/30/31	25	26,766
ONEOK Partners LP, 6.85%, 10/15/37	10	9,617
Petro-Canada, 6.80%, 5/15/38	25	29,516
Phillips 66, 5.88%, 5/01/42	15	17,494
Suncor Energy, Inc., 6.50%, 6/15/38	20	23,549
TransCanada PipeLines, Ltd.:
6.20%, 10/15/37	15	17,065
7.63%, 1/15/39	15	19,361
6.10%, 6/01/40	15	17,512
Valero Energy Corp., 6.63%, 6/15/37	25	28,095

		363,666
Pharmaceuticals — 2.6%
Abbott Laboratories, 5.30%, 5/27/40	10	11,426
AbbVie, Inc., 4.40%, 11/06/42	30	30,909
AstraZeneca PLC:
6.45%, 9/15/37	25	33,471
4.00%, 9/18/42	25	25,642
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	9,598
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	35	48,297
Merck & Co., Inc.:
2.80%, 5/18/23	50	52,398
4.15%, 5/18/43	10	11,008
Pfizer, Inc.:
7.20%, 3/15/39	25	36,887
4.30%, 6/15/43	30	33,099
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,943
Wyeth LLC, 5.95%, 4/01/37	25	32,497

		337,175
Real Estate Investment Trusts (REITs) — 0.1%
Weyerhaeuser Co., 7.38%, 3/15/32	10	12,448
Road & Rail — 0.4%
CSX Corp., 6.22%, 4/30/40	10	12,804
Norfolk Southern Corp., 4.84%, 10/01/41	35	39,011

		51,815
Semiconductors & Semiconductor Equipment — 0.4%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,028
Intel Corp., 4.80%, 10/01/41	35	39,636

		45,664
Software — 0.6%
Oracle Corp.:
6.13%, 7/08/39	15	19,801
5.38%, 7/15/40	50	60,723

		80,524
Specialty Retail — 0.4%
Home Depot, Inc., 5.88%, 12/16/36	25	32,861
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	13,791

		46,652
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc. (fka Hewlett-Packard Co.), 6.00%, 9/15/41	10	9,410

Corporate Bonds	Par (000)	Value
Tobacco — 1.0%
Altria Group, Inc.:
4.25%, 8/09/42	$15	$15,798
5.38%, 1/31/44	25	31,027
Philip Morris International, Inc.:
6.38%, 5/16/38	25	33,708
4.88%, 11/15/43	20	23,287
4.25%, 11/10/44	20	21,370

		125,190
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV, 6.38%, 3/01/35	45	54,816
Vodafone Group PLC:
6.15%, 2/27/37	20	23,506
4.38%, 2/19/43	30	28,361

		106,683
Total Corporate Bonds — 44.5%		5,731,326

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.13%, 8/15/29	40	59,142
6.25%, 5/15/30	15	22,728
5.38%, 2/15/31	300	426,867
4.50%, 2/15/36	120	163,252
4.50%, 5/15/38	20	27,253
3.50%, 2/15/39	65	76,746
4.25%, 5/15/39	20	26,263
3.88%, 8/15/40	50	62,217
4.25%, 11/15/40	70	92,001
4.38%, 5/15/41	75	100,471
2.75%, 8/15/42	30	30,758
2.75%, 11/15/42	50	51,146
3.13%, 2/15/43	20	21,977
2.88%, 5/15/43	130	135,972
3.63%, 8/15/43	50	60,203
3.75%, 11/15/43	40	49,256
3.63%, 2/15/44	50	60,143
3.38%, 5/15/44	50	57,467
3.13%, 8/15/44	70	76,784
2.50%, 2/15/45	20	19,322
3.00%, 5/15/45	50	53,494
2.88%, 8/15/45	150	156,510
3.00%, 11/15/45	210	224,716
U.S. Treasury Principal STRIPS, 0.00%, 2/15/43 (a)	10,265	4,911,710
Total U.S. Treasury Obligations — 54.1%		6,966,398
Total Long-Term Investments (Cost — $11,125,113) — 98.6%		12,697,724

Short-Term Securities — 1.3%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	164,611	164,611
Total Short-Term Securities (Cost — $164,611) — 1.3%		164,611
Total Investments (Cost — $11,289,724) — 99.9%		12,862,335
Other Assets Less Liabilities — 0.1%		12,254

Net Assets — 100.0%		$12,874,589

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	35

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	129,167	35,444	164,611	$260

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	U.S. Treasury Long Bond	June 2016	$163,313	$(1,977)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	[1]	—	—	—	—	$1,977	—	$1,977

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended April 30, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$11,410	—	$11,410

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(1,851)	—	$(1,851)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$162,172

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

36	BLACKROCK CORI FUNDS	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock CoRI 2023 Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$12,697,724	—	$12,697,724
Short-Term Securities	$164,611	—	—	164,611

Total	$164,611	$12,697,724	—	$12,862,335

Derivative Financial Instruments[2]
Liabilities:
Interest Rate contracts	$(1,977)	—	—	$(1,977)
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash pledged for futures contracts of $4,400 is categorized as Level 1 within the disclosure hierarchy.

For the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	37

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund	BlackRock CoRI 2023 Fund

Assets
Investments at value — unaffiliated[1]	$11,599,877	$11,444,666	$12,328,005	$11,892,886	$12,697,724
Investments at value — affiliated[2]	139,087	177,716	112,906	202,723	164,611
Cash pledged for futures contracts	4,400	4,400	4,400	4,400	4,400
Receivables:
Interest — unaffiliated	63,602	87,685	95,705	89,305	89,957
Investment advisor	21,615	21,372	20,671	20,280	21,063
Investments sold	—	—	—	579,902	52,712
Variation margin on futures contracts	563	563	563	563	563
Dividends — affiliated	53	82	51	77	62
Capital shares sold	—	—	—	100	—
Prepaid expenses	17,631	17,631	17,634	17,632	18,593

Total assets	11,846,828	11,754,115	12,579,935	12,807,868	13,049,685

Liabilities
Payables:
Investments purchased	47,519	25,428	39,544	595,566	119,185
Officer’s and Trustees’ fees	556	552	538	540	538
Service fees	65	71	184	278	184
Other accrued expenses	58,469	58,305	55,425	54,689	55,189

Total liabilities	106,609	84,356	95,691	651,073	175,096

Net Assets	$11,740,219	$11,669,759	$12,484,244	$12,156,795	$12,874,589

Net Assets Consist of
Paid-in capital	$10,466,836	$10,382,310	$10,982,701	$10,590,714	$11,214,305
Undistributed net investment income	111,056	111,863	121,282	128,205	135,439
Accumulated net realized gain (loss)	4,293	28,307	35,868	195,833	(45,789)
Net unrealized appreciation (depreciation)	1,158,034	1,147,279	1,344,393	1,242,043	1,570,634

Net Assets	$11,740,219	$11,669,759	$12,484,244	$12,156,795	$12,874,589

[1] Investments at cost — unaffiliated	$10,439,866	$10,295,410	$10,981,635	$10,648,866	$11,125,113

[2] Investments at cost — affiliated	$139,087	$177,716	$112,906	$202,723	$164,611

Net Asset Value
Institutional:
Net assets	$11,429,676	$11,246,692	$11,521,561	$11,505,788	$12,016,569

Shares outstanding[3]	1,016,156	998,000	1,008,151	998,339	1,011,671

Net asset value	$11.25	$11.27	$11.43	$11.52	$11.88

Investor A:
Net assets	$310,543	$423,067	$962,683	$651,007	$858,020

Shares outstanding[3]	27,677	37,645	84,306	56,628	72,421

Net asset value	$11.22	$11.24	$11.42	$11.50	$11.85

[3] Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

38	BLACKROCK CORI FUNDS	APRIL 30, 2016

Statements of Operations

Six Months Ended April 30, 2016 (Unaudited)	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund	BlackRock CoRI 2023 Fund

Investment Income
Interest	$184,479	$185,314	$205,822	$215,149	$241,153
Dividend — affiliated	245	342	225	361	260

Total income	184,724	185,656	206,047	215,510	241,413

Expenses
Professional	35,490	35,037	35,219	35,218	35,308
Investment advisory	16,795	16,733	17,870	17,902	19,460
Pricing	15,737	15,280	13,917	13,460	14,099
Registration	13,905	13,905	13,905	13,905	14,529
Printing	4,368	4,368	4,368	4,368	4,461
Accounting services	3,640	3,640	3,640	3,640	3,822
Officer and Trustees	3,276	3,276	3,276	3,275	3,276
Administration	2,799	2,789	2,978	2,984	3,243
Custodian	1,727	1,727	1,816	1,820	2,002
Service — class specific	312	314	964	1,068	1,882
Transfer agent — class specific	183	186	365	337	1,088
Miscellaneous	27	29	32	29	35

Total expenses excluding excise tax	98,259	97,284	98,350	98,006	103,205
Excise tax	325	325	325	325	325

Total expenses	98,584	97,609	98,675	98,331	103,530
Less:
Other expenses reimbursed	(64,286)	(63,435)	(61,398)	(60,915)	(61,448)
Fees waived by the Manager	(16,795)	(16,733)	(17,870)	(17,902)	(19,460)
Fees waived by the Administrator	(2,687)	(2,670)	(2,860)	(2,866)	(3,111)
Transfer agent fees waived and/or reimbursed — class specific	(183)	(186)	(365)	(337)	(1,088)

Total expenses after fees waived and/or reimbursed	14,633	14,585	16,182	16,311	18,423

Net investment income	170,091	171,071	189,865	199,199	222,990

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(6,315)	16,929	27,670	185,058	(13,625)
Futures contracts	11,410	11,410	11,410	11,410	11,410

	5,095	28,339	39,080	196,468	(2,215)

Net change in unrealized appreciation (depreciation) on:
Investments	499,489	484,098	557,790	495,056	720,093
Futures contracts	(1,851)	(1,851)	(1,851)	(1,851)	(1,851)

	497,638	482,247	555,939	493,205	718,242

Net realized and unrealized gain	502,733	510,586	595,019	689,673	716,027

Net Increase in Net Assets Resulting from Operations	$672,824	$681,657	$784,884	$888,872	$939,017

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	39

Statements of Changes in Net Assets

	BlackRock CoRI 2015 Fund		BlackRock CoRI 2017 Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$170,091	$326,617	$171,071	$345,002
Net realized gain	5,095	184,701	28,339	282,138
Net change in unrealized appreciation (depreciation)	497,638	(23,661)	482,247	(157,056)

Net increase in net assets resulting from operations	672,824	487,657	681,657	470,084

Distributions to Shareholders[1]
From net investment income:
Institutional	(309,101)	(323,644)	(323,370)	(340,114)
Investor A	(5,900)	(1,914)	(6,631)	(5,064)
From net realized gain:
Institutional	(179,456)	(40,729)	(273,980)	(56,890)
Investor A	(3,643)	(254)	(6,016)	(869)

Decrease in net assets resulting from distributions to shareholders	(498,100)	(366,541)	(609,997)	(402,937)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	262,590	171,996	268,509	47,368

Net Assets
Total increase in net assets	437,314	293,112	340,169	114,515
Beginning of period	11,302,905	11,009,793	11,329,590	11,215,075

End of period	$11,740,219	$11,302,905	$11,669,759	$11,329,590

Undistributed net investment income, end of period	$111,056	$255,966	$111,863	$270,793

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

40	BLACKROCK CORI FUNDS	APRIL 30, 2016

Statements of Changes in Net Assets

	BlackRock CoRI 2019 Fund		BlackRock CoRI 2021 Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$189,865	$370,137	$199,199	$382,931
Net realized gain	39,080	294,835	196,468	355,354
Net change in unrealized appreciation (depreciation)	555,939	(140,459)	493,205	(282,115)

Net increase in net assets resulting from operations	784,884	524,513	888,872	456,170

Distributions to Shareholders[1]
From net investment income:
Institutional	(338,819)	(366,679)	(356,441)	(368,625)
Investor A	(21,182)	(6,462)	(18,559)	(4,427)
From net realized gain:
Institutional	(276,666)	(143,279)	(335,443)	(107,191)
Investor A	(18,151)	(2,782)	(18,320)	(1,330)

Decrease in net assets resulting from distributions to shareholders	(654,818)	(519,202)	(728,763)	(481,573)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	235,721	436,887	90,264	429,245

Net Assets
Total increase in net assets	365,787	442,198	250,373	403,842
Beginning of period	12,118,457	11,676,259	11,906,422	11,502,580

End of period	$12,484,244	$12,118,457	$12,156,795	$11,906,422

Undistributed net investment income, end of period	$121,282	$291,418	$128,205	$304,006

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	41

Statements of Changes in Net Assets

	BlackRock CoRI 2023 Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$222,990	$452,546
Net realized gain (loss)	(2,215)	180,965
Net change in unrealized appreciation (depreciation)	718,242	(335,338)

Net increase in net assets resulting from operations	939,017	298,173

Distributions to Shareholders[1]
From net investment income:
Institutional	(374,962)	(376,328)
Investor A	(85,039)	(10,456)
From net realized gain:
Institutional	(177,677)	(97,482)
Investor A	(43,210)	(2,788)

Decrease in net assets resulting from distributions to shareholders	(680,888)	(487,054)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(2,537,164)	3,493,090

Net Assets
Total increase (decrease) in net assets	(2,279,035)	3,304,209
Beginning of period	15,153,624	11,849,415

End of period	$12,874,589	$15,153,624

Undistributed net investment income, end of period	$135,439	$372,450

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

42	BLACKROCK CORI FUNDS	APRIL 30, 2016

Financial Highlights	BlackRock CoRI 2015 Fund

	Institutional					Investor A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014		Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$11.08		$10.96	$10.00		$11.05		$10.94	$10.00

Net investment income[2]	0.17		0.32	0.24		0.15		0.30	0.22
Net realized and unrealized gain	0.49		0.16	0.72		0.49		0.16	0.72

Net increase from investment operations	0.66		0.48	0.96		0.64		0.46	0.94

Distributions:[3]
From net investment income	(0.31)		(0.32)	—		(0.29)		(0.31)	—
From net realized gain	(0.18)		(0.04)	—		(0.18)		(0.04)	—

Total distributions	(0.49)		(0.36)	—		(0.47)		(0.35)	—

Net asset value, end of period	$11.25		$11.08	$10.96		$11.22		$11.05	$10.94

Total Return[4]
Based on net asset value	6.25%	[5]	4.45%	9.60%	[5]	6.09%	[5]	4.22%	9.40%	[5]

Ratios to Average Net Assets
Total expenses	1.75%	[6]	2.02%	2.64%	[6,7]	2.13%	[6]	2.39%	3.12%	[6,7]

Total expenses after fees waived and/or reimbursed and excluding excise tax	0.25%	[6]	0.25%	0.25%	[6]	0.50%	[6]	0.50%	0.50%	[6]

Net investment income	3.04%	[6]	2.93%	3.08%	[6]	2.79%	[6]	2.70%	2.80%	[6]

Supplemental Data
Net assets, end of period (000)	$11,430		$11,060	$10,939		$311		$243	$71

Portfolio turnover rate	15%		36%	10%		15%		36%	10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.06% and 3.48%.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	43

Financial Highlights	BlackRock CoRI 2017 Fund

	Institutional					Investor A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014		Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$11.20		$11.13	$10.00		$11.16		$11.11	$10.00

Net investment income[2]	0.17		0.34	0.25		0.15		0.31	0.23
Net realized and unrealized gain	0.49		0.13	0.88		0.50		0.13	0.88

Net increase from investment operations	0.66		0.47	1.13		0.65		0.44	1.11

Distributions:[3]
From net investment income	(0.32)		(0.34)	—		(0.30)		(0.33)	—
From net realized gain	(0.27)		(0.06)	—		(0.27)		(0.06)	—

Total distributions	(0.59)		(0.40)	—		(0.57)		(0.39)	—

Net asset value, end of period	$11.27		$11.20	$11.13		$11.24		$11.16	$11.11

Total Return[4]
Based on net asset value	6.33%	[5]	4.18%	11.30%	[5]	6.14%	[5]	3.93%	11.10%	[5]

Ratios to Average Net Assets
Total expenses	1.74%	[6]	1.97%	2.62%	[6,7]	2.12%	[6]	2.35%	3.09%	[6,7]

Total expenses after fees waived and/or reimbursed and excluding excise tax	0.25%	[6]	0.25%	0.25%	[6]	0.50%	[6]	0.50%	0.50%	[6]

Net investment income	3.07%	[6]	3.03%	3.26%	[6]	2.81%	[6]	2.77%	2.96%	[6]

Supplemental Data
Net assets, end of period (000)	$11,247		$11,180	$11,120		$423		$150	$95

Portfolio turnover rate	14%		27%	10%		14%		27%	10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.03% and 3.46%.

See Notes to Financial Statements.

44	BLACKROCK CORI FUNDS	APRIL 30, 2016

Financial Highlights	BlackRock CoRI 2019 Fund

	Institutional					Investor A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014		Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$11.31		$11.30	$10.00		$11.30		$11.29	$10.00

Net investment income[2]	0.18		0.36	0.27		0.16		0.33	0.25
Net realized and unrealized gain	0.55		0.15	1.03		0.55		0.15	1.04

Net increase from investment operations	0.73		0.51	1.30		0.71		0.48	1.29

Distributions:[3]
From net investment income	(0.34)		(0.36)	—		(0.32)		(0.33)	—
From net realized gain	(0.27)		(0.14)	—		(0.27)		(0.14)	—

Total distributions	(0.61)		(0.50)	—		(0.59)		(0.47)	—

Net asset value, end of period	$11.43		$11.31	$11.30		$11.42		$11.30	$11.29

Total Return[4]
Based on net asset value	6.85%	[5]	4.51%	13.00%	[5]	6.70%	[5]	4.21%	12.90%	[5]

Ratios to Average Net Assets
Total expenses	1.64%	[6]	1.89%	2.55%	[6,7]	1.96%	[6]	2.23%	2.39%	[6,7]

Total expenses after fees waived and/or reimbursed and excluding excise tax	0.25%	[6]	0.25%	0.25%	[6]	0.50%	[6]	0.50%	0.50%	[6]

Net investment income	3.20%	[6]	3.14%	3.43%	[6]	2.95%	[6]	2.90%	3.02%	[6]

Supplemental Data
Net assets, end of period (000)	$11,522		$11,418	$11,418		$963		$701	$259

Portfolio turnover rate	16%		31%	29%		16%		31%	29%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.95% and 2.66%.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	45

Financial Highlights	BlackRock CoRI 2021 Fund

	Institutional					Investor A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014		Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$11.40		$11.41	$10.00		$11.36		$11.39	$10.00

Net investment income[2]	0.19		0.37	0.37		0.17		0.35	0.32
Net realized and unrealized gain	0.63		0.10	1.04		0.65		0.09	1.07

Net increase from investment operations	0.82		0.47	1.41		0.82		0.44	1.39

Distributions:[3]
From net investment income	(0.36)		(0.37)	—		(0.34)		(0.36)	—
From net realized gain	(0.34)		(0.11)	—		(0.34)		(0.11)	—

Total distributions	(0.70)		(0.48)	—		(0.68)		(0.47)	—

Net asset value, end of period	$11.52		$11.40	$11.41		$11.50		$11.36	$11.39

Total Return[4]
Based on net asset value	7.73%	[5]	4.03%	14.10%	[5]	7.69%	[5]	3.75%	13.90%	[5]

Ratios to Average Net Assets
Total expenses	1.63%	[6]	1.89%	2.58%	[6,7]	1.92%	[6]	2.19%	2.83%	[6,7]

Total expenses after fees waived and/or reimbursed and excluding excise tax	0.25%	[6]	0.25%	0.25%	[6]	0.50%	[6]	0.50%	0.50%	[6]

Net investment income	3.36%	[6]	3.25%	3.50%	[6]	3.06%	[6]	3.03%	3.16%	[6]

Supplemental Data
Net assets, end of period (000)	$11,506		$11,379	$11,390		$651		$528	$113

Portfolio turnover rate	32%		37%	19%		32%		37%	19%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.00% and 3.16%.

See Notes to Financial Statements.

46	BLACKROCK CORI FUNDS	APRIL 30, 2016

Financial Highlights	BlackRock CoRI 2023 Fund

	Institutional					Investor A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014		Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	January 31, 2014[1] to October 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$11.52		$11.56	$10.00		$11.48		$11.54	$10.00

Net investment income[2]	0.20		0.39	0.29		0.18		0.36	0.27
Net realized and unrealized gain	0.72		0.05	1.27		0.72		0.05	1.27

Net increase from investment operations	0.92		0.44	1.56		0.90		0.41	1.54

Distributions:[3]
From net investment income	(0.38)		(0.38)	—		(0.35)		(0.37)	—
From net realized gain	(0.18)		(0.10)	—		(0.18)		(0.10)	—

Total distributions	(0.56)		(0.48)	—		(0.53)		(0.47)	—

Net asset value, end of period	$11.88		$11.52	$11.56		$11.85		$11.48	$11.54

Total Return[4]
Based on net asset value	8.37%	[5]	3.65%	15.60%	[5]	8.25%	[5]	3.38%	15.40%	[5]

Ratios to Average Net Assets
Total expenses	1.56%	[6]	1.71%	2.56%	[6,7]	1.89%	[6]	1.81%	2.60%	[6,7]

Total expenses after fees waived and/or reimbursed and excluding excise tax	0.25%	[6]	0.25%	0.25%	[6]	0.50%	[6]	0.50%	0.50%	[6]

Net investment income	3.46%	[6]	3.30%	3.59%	[6]	3.25%	[6]	3.08%	3.22%	[6]

Supplemental Data
Net assets, end of period (000)	$12,017		$12,435	$11,540		$858		$2,719	$309

Portfolio turnover rate	32%		43%	20%		32%		43%	20%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.97% and 2.90%.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	47

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock CoRI Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock CoRI 2015 Fund	CoRI 2015 Fund	Diversified
BlackRock CoRI 2017 Fund	CoRI 2017 Fund	Diversified
BlackRock CoRI 2019 Fund	CoRI 2019 Fund	Diversified
BlackRock CoRI 2021 Fund	CoRI 2021 Fund	Diversified
BlackRock CoRI 2023 Fund	CoRI 2023 Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares, and may be subject to a contingent deferred sales charge (“CDSC”). Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	[1]	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts), that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid annually. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

48	BLACKROCK CORI FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK CORI FUNDS	APRIL 30, 2016	49

Notes to Financial Statements (continued)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of mortgage pass-through securities (the “Mortgage Assets”). A Fund also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as interest rate risk. Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange.

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

50	BLACKROCK CORI FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of each Fund’s average daily net assets, based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $1 billion	0.30%
In excess of $1 billion but not more than $3 billion	0.28%
In excess of $3 billion but not more than $5 billion	0.27%
In excess of $5 billion	0.26%

The Manager, with respect to the Fund, entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

Administration

The Manager acts as administrator for the Funds. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.05%
$500 Million — $1 Billion	0.04%
Greater than $1 Billion	0.03%

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for the Funds or a share class, which are shown as fees waived by the administrator in the Statements of Operations.

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2016, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent— class specific in the Statements of Operations:

	Institutional	Investor A
CoRI 2015 Fund	—	$36
CoRI 2017 Fund	—	$41
CoRI 2019 Fund	$32	$164
CoRI 2021 Fund	—	$173
CoRI 2023 Fund	$1	$696

BLACKROCK CORI FUNDS	APRIL 30, 2016	51

Notes to Financial Statements (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions transactions based upon instructions from shareholders. For the six months ended April 30, 2016, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Institutional	$17	$17	$18	$20	$14
Investor A	$13	$6	$10	$6	$12

For the six months ended April 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Institutional	$7	$7	$17	$25	$100
Investor A	$110	$115	$124	$113	$265

Other Fees

For the six months ended April 30, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Investor A	$110	$4,273	$4,308	$4,306	$5,305

Expense Limitations, Waivers and Recoupments

The Manager, with respect to each Fund, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any. For the six months ended April 30, 2016, the amounts waived were as follows:

	Institutional	Investor A	Total
CoRI 2015 Fund	$2	$53	$55
CoRI 2017 Fund	$2	$72	$74
CoRI 2019 Fund	$3	$46	$49
CoRI 2021 Fund	$6	$72	$78
CoRI 2023 Fund	$8	$52	$60

The Manager, with respect to the Funds, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:

	Contractual[1]	Voluntary[2]
Institutional	0.58%	0.25%
Investor A	0.83%	0.50%

[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2017 unless approved by the Board, including a majority of the independent Trustees.
[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time.

52	BLACKROCK CORI FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as fees waived by the Administrator and transfer agent fees waived and/or reimbursed, respectively, in the Statements of Operations. For the six months ended April 30, 2016, the amounts included in fees waived by the Manager were as follows:

	Institutional	Investor A	Total
CoRI 2015 Fund	$374	$16,366	$16,740
CoRI 2017 Fund	$375	$16,284	$16,659
CoRI 2019 Fund	$1,154	$16,667	$17,821
CoRI 2021 Fund	$1,276	$16,548	$17,824
CoRI 2023 Fund	$2,251	$17,149	$19,400

Class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived

	Institutional	Investor A	Total
CoRI 2015 Fund	$59	$2,628	$2,687
CoRI 2017 Fund	$61	$2,609	$2,670
CoRI 2019 Fund	$186	$2,674	$2,860
CoRI 2021 Fund	$208	$2,658	$2,866
CoRI 2023 Fund	$353	$2,758	$3,111

Transfer Agent Fees Waived and/or Reimbursed

	Institutional	Investor A	Total
CoRI 2015 Fund	$23	$160	$183
CoRI 2017 Fund	$23	$163	$186
CoRI 2019 Fund	$68	$297	$365
CoRI 2021 Fund	$45	$292	$337
CoRI 2023 Fund	$115	$973	$1,088

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.
(b)	The amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.
•	The Manager or an affiliate continues to serve as a Fund’s investment advisor or administrator.

In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On April 30, 2016 the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

			2016					2017					2018
	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Fund Level	$151,363	$151,124	$150,262	$150,615	$150,439	$156,568	$154,670	$151,404	$150,418	$148,260	$64,286	$63,435	$61,397	$60,915	$61,448
Institutional	$180	$185	$187	$180	$180	$51	$60	$135	$74	$85	$23	$23	$68	$45	$115
Investor A	$109	$87	$84	$76	$75	$226	$294	$483	$402	$1,613	$160	$163	$297	$292	$973

BLACKROCK CORI FUNDS	APRIL 30, 2016	53

Notes to Financial Statements (continued)

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchases and Sales:

For the six months ended April 30, 2016, purchases and sales of investments, excluding short-term securities, were as follows:

Purchases	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Non-U.S. Government Securities	$630,648	$581,789	$650,183	$894,568	$879,512
U.S. Government Securities	992,311	1,008,834	1,246,145	2,843,968	3,223,015

Total Purchases	$1,622,959	$1,590,623	$1,896,328	$3,738,536	$4,102,527

Sales	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Non-U.S. Government Securities	$426,488	$544,549	$605,472	$1,179,859	$2,064,301
U.S. Government Securities	1,260,117	1,215,317	1,512,633	3,097,601	5,138,622

Total Sales	$1,686,605	$1,759,866	$2,118,105	$4,277,460	$7,202,923

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for the year ended October 31, 2015 and the period ended October 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Tax cost	$10,579,880	$10,473,284	$11,097,879	$10,852,347	$11,333,424

Gross unrealized appreciation	$1,180,275	$1,172,146	$1,378,211	$1,276,005	$1,617,617
Gross unrealized depreciation	(21,191)	(23,048)	(35,179)	(32,743)	(88,706)

Net unrealized appreciation	$1,159,084	$1,149,098	$1,343,032	$1,243,262	$1,528,911

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, a fee per annum was 0.06% on used commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Prior to November 25, 2014, the aggregate

54	BLACKROCK CORI FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

commitment amount was $1.1 billion, of which the Participating Funds, including the Funds, could borrow up to $650 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2016, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

BLACKROCK CORI FUNDS	APRIL 30, 2016	55

Notes to Financial Statements (continued)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
CoRI 2015 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	18,156	$199,993	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Net increase	18,156	$199,993	—	—

Investor A
Shares sold	9,867	$109,054	17,145	$190,231
Shares issued to shareholders in reinvestment of distributions	818	8,601	134	1,470
Shares redeemed	(4,977)	(55,058)	(1,777)	(19,705)

Net increase	5,708	$62,597	15,502	$171,996

Total Net Increase	23,864	$262,590	15,502	$171,996

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
CoRI 2017 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	—	—	—	—
Shares issued to shareholders in reinvestment of distributions	—	—	33	$373
Shares redeemed	—	—	(971)	(10,917)

Net decrease	—	—	(938)	$(10,544)

Investor A
Shares sold	25,845	$286,897	15,110	$169,628
Shares issued to shareholders in reinvestment of distributions	1,091	11,493	459	5,155
Shares redeemed	(2,697)	(29,881)	(10,721)	(116,871)

Net increase	24,239	$268,509	4,848	$57,912

Total Net Increase	24,239	$268,509	3,910	$47,368

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
CoRI 2019 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	—	—	549	$6,348
Shares issued to shareholders in reinvestment of distributions	643	$6,830	538	6,145
Shares redeemed	(1,984)	(21,774)	(1,768)	(20,879)

Net decrease	(1,341)	$(14,944)	(681)	$(8,386)

Investor A
Shares sold	30,006	$339,671	48,802	$554,434
Shares issued to shareholders in reinvestment of distributions	3,582	38,146	726	8,301
Shares redeemed	(11,318)	(127,152)	(10,404)	(117,462)

Net increase	22,270	$250,665	39,124	$445,273

Total Net Increase	20,929	$235,721	38,443	$436,887

56	BLACKROCK CORI FUNDS	APRIL 30, 2016

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
CoRI 2021 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	54	$600	103	$1,200
Shares issued to shareholders in reinvestment of distributions	18	191	7	79
Shares redeemed	—	—	—	—

Net increase	72	$791	110	$1,279

Investor A
Shares sold	92,251	$1,023,861	40,031	$467,191
Shares issued to shareholders in reinvestment of distributions	3,348	35,526	417	4,826
Shares redeemed	(85,418)	(969,914)	(3,884)	(44,051)

Net increase	10,181	$89,473	36,564	$427,966

Total Net Increase	10,253	$90,264	36,674	$429,245

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
CoRI 2023 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	15,453	$175,989	82,739	$954,056
Shares issued to shareholders in reinvestment of distributions	—	—	51	598
Shares redeemed	(83,260)	(938,177)	(1,312)	(15,256)

Net increase (decrease)	(67,807)	$(762,188)	81,478	$939,398

Investor A
Shares sold	36,780	$419,566	307,705	$3,695,912
Shares issued to shareholders in reinvestment of distributions	11,712	127,192	1,043	12,318
Shares redeemed	(212,953)	(2,321,734)	(98,655)	(1,154,538)

Net increase (decrease)	(164,461)	$(1,774,976)	210,093	$2,553,692

Total Net Increase (Decrease)	(232,268)	$(2,537,164)	291,571	$3,493,090

At April 30, 2016, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Institutional	998,000	998,000	998,000	998,000	998,000
Investor A	2,000	2,000	2,000	2,000	2,000

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK CORI FUNDS	APRIL 30, 2016	57

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee

Fred G. Weiss, Vice Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Valerie G. Brown, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Kenneth A. Froot, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

Robert Fairbairn, Trustee

Henry Gabbay, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective May 6, 2016, Valerie G. Brown resigned as a Trustee of the Trust.

Effective May 10, 2016, Kenneth A. Froot resigned as a Trustee of the Trust.

On June 2, 2016, the Board appointed Henry R. Keizer as a Trustee of the Trust, effective July 28, 2016.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

Sub-Advisor BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

58	BLACKROCK CORI FUNDS	APRIL 30, 2016

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BLACKROCK CORI FUNDS	APRIL 30, 2016	59

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

60	BLACKROCK CORI FUNDS	APRIL 30, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CoRI-4/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: July 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock CoRI Funds

Date: July 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock CoRI Funds

Date: July 1, 2016

3